PROSPECTUS

November 20, 2015

T. Rowe Price Mid-Cap Index Fund

An index fund seeking to match the performance of mid-cap U.S. stocks. The fund is not available for direct purchase by the public.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

1	Summary

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the Federal Deposit Insurance Corporation, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

Mid-Cap Index Fund 1
2	Information About Accounts in T. Rowe Price Funds
Pricing Shares and Receiving Sale Proceeds 6 Useful Information on Distributions and Taxes 8 Transaction Procedures and Special Requirements 10
3	More About the Fund
Organization and Management 12 More Information About the Fund and Its Investment Risks 14 Investment Policies and Practices 17 Disclosure of Fund Portfolio Information 21 Rights Reserved by the Funds 22

SUMMARY

Investment Objective

The fund seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization U.S. stocks.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Fees and Expenses of the Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.12%

Other expenses	5.38%[a]

Total annual fund operating expenses	5.50%

Fee waiver/expense reimbursement	(5.18)%[b]

Total annual fund operating expenses after fee waiver/expense reimbursement	0.32%[b]

a Other expenses are estimated for the current fiscal year.

b T. Rowe Price Associates, Inc. has agreed (through April 30, 2018) to waive its fees and/or bear any expenses (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses and acquired fund fees) that would cause the fund’s ratio of expenses to average daily net assets to exceed 0.32%. Termination of the agreement would require approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the fund’s expense ratio is below 0.32%. However, no reimbursement will be made more than three years after the waiver or payment, or if it would result in the expense ratio exceeding 0.32% (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses and acquired fund fees).

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, the fund’s operating expenses remain the same, and the expense limitation currently in place is not renewed. The figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years
$33	$451

Portfolio Turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual

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fund operating expenses or in the example, affect the fund’s performance. A portfolio turnover rate is not shown since the fund had not commenced operations during its most recent fiscal year.

Investments, Risks, and Performance

Principal Investment Strategies The fund attempts to track the investment return of mid-capitalization U.S. stocks by seeking to match the performance of the Russell Select Midcap Index (“benchmark index”). The fund seeks to employ a full replication strategy, which involves investing substantially all of its assets in all of the stocks in the benchmark index and seeking to maintain holdings of each stock in proportion to its weight in the index.

Under normal conditions, the fund invests at least 80% of its net assets (including any borrowings for investment purposes) in mid-cap stocks and in stocks that are included in its benchmark index. The fund defines mid-cap stocks as those whose market capitalization, at the time of purchase, falls within the range of its benchmark index. As of September 30, 2015, the market capitalization range for the benchmark index was approximately $489 million to $33 billion. T. Rowe Price compares the composition of the fund to that of the benchmark index. If a material misweighting develops, the portfolio manager seeks to rebalance the portfolio in an effort to realign the fund with the benchmark index.

The Russell Select Midcap Index, which is constructed by the Russell Investment Group, is a mid-cap stock index designed to measure the performance of the mid-cap segment of the U.S. equity universe. It includes approximately 500 mid-cap U.S. securities based on market capitalization without consideration to a growth or value style. The benchmark index is generally constructed by including all of the stocks in the Russell 1000 Index except for those also represented in the S&P 500 Index, and is reconstituted periodically to ensure larger or smaller stocks do not distort the performance and characteristics of the mid-cap opportunity set. The benchmark index and the fund may at times have significant exposure to financial and information technology companies. However, the stock components of the benchmark index, and the degree to which these stocks represent specific industries or sectors, may change over time.

While most assets will be invested in common stocks, the fund may also purchase stock index futures contracts. Futures would typically be used to reduce cash balances in the fund and increase the level of fund assets exposed to common stocks represented in the fund’s benchmark index, or as an efficient means of gaining mid-cap stock exposure.

While there is no guarantee, the correlation between the fund and its benchmark index is expected to be at least 0.95. A correlation of 1.00 indicates that the returns of the fund and the index will always move in the same direction (but not necessarily by the same amount). A correlation of 0.00 would mean price movements in the fund are unrelated to movements in the index.

Summary	3

The fund may sell securities to better align its portfolio with the characteristics of its benchmark index or to satisfy redemption requests. The fund will generally seek to sell specific securities that have been removed from the benchmark index within a reasonable timeframe taking into consideration market conditions.

Principal Risks As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Risks of U.S. stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the U.S. stock market, such as when the U.S. financial markets decline, or because of factors that affect a particular company or industry.

Mid-cap stock risk Investing primarily in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment. Because the fund invests primarily in securities issued by mid-cap companies, it is likely to be more volatile than a fund that focuses on securities issued by large companies. Medium-sized companies typically have less seasoned management, narrower product lines, and less capital reserves and liquidity than larger companies, and are therefore more sensitive to economic, market, and industry changes.

Index investing risk Because the fund is passively managed and seeks to match the performance of its benchmark index, holdings are generally not reallocated based on changes in market conditions or outlook for a specific security, industry, or market sector. As a result, the fund’s performance may lag the performance of actively managed funds.

Tracking error The returns of the fund are expected to be slightly below the returns of its benchmark index (referred to as “tracking error”) because the fund incurs fees and transaction expenses while the index has no fees or expenses. The risk of tracking error is increased to the extent the fund is unable to fully replicate its benchmark index, which could result from changes in the composition of the index or the timing of purchases and redemptions of fund shares.

Industry risk To the extent the benchmark index and the fund have significant exposure to specific industries or sectors, the fund may be more susceptible to developments affecting those industries and sectors. For example, the fund may at times have significant investments in financial and information technology companies, which could result in the fund performing poorly during a downturn in one or more of the industries that heavily impact financial or information technology companies. The profitability of financial companies can be adversely affected by, among other things, regulatory changes, the availability of capital and cost to borrow,

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the rate of debt defaults, interest rates, and price competition. Information technology companies face intense competition, may have limited financial resources, personnel or product lines, their products may face obsolescence due to rapid technological developments, and the loss or impairment of their patent and intellectual property rights may adversely affect their profitability.

Futures risk The fund’s use of stock index futures exposes it to potential volatility and losses in excess of direct investments in the contract’s underlying assets. The values of the fund’s positions in index futures tend to fluctuate in response to changes in the value of the underlying index, which exposes the fund to the risk that the underlying index will not move in a direction that is favorable to the fund. While the value of a stock index futures contract tends to correlate with the value of the underlying index, differences between the futures market and the value of the underlying index may result in an imperfect correlation. Since losses could result from market movement, the fund may need to sell other portfolio securities at disadvantageous times in order to meet daily margin requirements. The futures markets may experience reduced liquidity, which could result in losses to the fund and cause the fund to be unable to settle its futures positions.

Performance Because the fund commenced operations in 2015, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information may be obtained by calling 1-800-638-8790.

Management

Investment Adviser T. Rowe Price Associates, Inc. (T. Rowe Price)

Portfolio Manager	Title	Managed Fund Since	Joined Investment Adviser
Ken D. Uematsu	Chairman of Investment Advisory Committee	2015	1997

Purchase and Sale of Fund Shares

The fund is not available for direct purchase by members of the public. All investments in the fund must be made by T. Rowe Price or one of its affiliated investment advisers on behalf of mutual funds, 529 plans, or other institutional client accounts for which T. Rowe Price or its affiliate has discretionary investment authority.

There is no minimum amount required for initial or subsequent purchases. Shares of the fund may be purchased, redeemed, or exchanged on any day the New York Stock Exchange is open for business.

Summary	5

Tax Information

Any dividends or capital gains are declared and paid annually, usually in December. Redemptions or exchanges of fund shares and distributions by the fund, whether or not you reinvest these amounts in additional fund shares, may be taxed as ordinary income or capital gains unless you invest through a tax-deferred account (although you may be taxed upon withdrawal from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund is not publicly available or held through intermediaries. As a result, the fund and its investment adviser do not pay broker-dealers or other financial intermediaries for sales or related services of the fund’s shares.

Information About Accounts in T. Rowe Price Funds	2

The following policies and procedures generally apply to Investor Class and I Class accounts in the fund. Please note that the fund is not available for direct purchase by the public and may not be held or traded through financial intermediaries.

PRICING SHARES AND RECEIVING SALE PROCEEDS

How and When Shares Are Priced

The share price, also called the “net asset value,” for each share class of a fund is calculated at the close of the New York Stock Exchange (normally 4 p.m. ET) each day that the exchange is open for business. To calculate the net asset value, the fund’s assets are valued and totaled; liabilities are subtracted; and each class’ proportionate share of the balance, called net assets, is divided by the number of shares outstanding. Market values are used to price portfolio holdings for which market quotations are readily available. Market values generally reflect the prices at which securities actually trade or represent prices that have been adjusted based on evaluations and information provided by the fund’s pricing services. If a market value for a security is not available or normal valuation procedures are deemed to be inappropriate, the fund will make a good faith effort to assign a fair value to the security by taking into account various factors and methodologies that have been approved by the fund’s Board of Directors/Trustees. This value may differ from the value the fund receives upon sale of the securities. Investments in other mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

Non-U.S. equity securities are valued on the basis of their most recent closing market prices at 4 p.m. ET, except under the circumstances described below. Most foreign markets close before 4 p.m. ET. For example, the most recent closing prices for securities traded in certain Asian markets may be as much as 15 hours old at 4 p.m. ET. If a fund determines that developments between the close of a foreign market and the close of the New York Stock Exchange will, in its judgment, materially affect the value of some or all of the fund’s securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. In deciding whether to make these adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value certain securities or a group of securities in other situations—for example, when a particular foreign market is closed but the fund is open. For a fund that has investments in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the fund does not price its

Information About Accounts in T. Rowe Price Funds	7

shares, the fund’s net asset value may change on days when shareholders will not be able to purchase or redeem the fund’s shares.

The fund uses various pricing services to provide it with closing market prices and information used for adjusting those prices and to value most fixed income securities. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices. The fund also evaluates a variety of factors when assigning fair values to private placements and other restricted securities. Other mutual funds may adjust the prices of their securities by different amounts or assign different fair values than the fair value that the fund assigns to the same security.

How Your Purchase, Sale, or Exchange Price Is Determined

If your request is received by T. Rowe Price or its agent in correct form by the close of the New York Stock Exchange (normally 4 p.m. ET), your transaction will be priced at that business day’s net asset value. If your request is received by T. Rowe Price or its agent after the close of the New York Stock Exchange, your transaction will be priced at the next business day’s net asset value.

The funds generally do not accept orders that request a particular day or price for a transaction or any other special conditions. However, the funds reserve the right to accept orders that are unaccompanied by payment. Payment for these shares must be received by the time designated by the funds.

Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET. In the event of an emergency closing, a fund’s shareholders will receive the next share price calculated by the fund.

How You Can Receive the Proceeds From a Sale

If your request is received in correct form by T. Rowe Price on a business day prior to the close of the New York Stock Exchange, proceeds are typically sent by bank wire on either that same day or the next business day.

Exception Under certain circumstances, and when deemed to be in a fund’s best interest, your proceeds may not be sent for up to seven calendar days after we receive your redemption request (for example, to protect the fund’s shareholders in the event of significant redemption activity). Under certain limited circumstances, the Board of Directors/Trustees of a money fund may elect to suspend redemptions and postpone payment of redemption proceeds in order to facilitate an orderly liquidation of the money fund.

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USEFUL INFORMATION ON DISTRIBUTIONS AND TAXES

Each fund intends to qualify to be treated each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. In order to qualify, a fund must satisfy certain income, diversification, and distribution requirements. A regulated investment company is not subject to U.S. federal income tax at the portfolio level on income and gains from investments that are distributed to shareholders. However, if a fund were to fail to qualify as a regulated investment company and was ineligible to or otherwise did not cure such failure, the result would be fund-level taxation and, consequently, a reduction in income available for distribution to the fund’s shareholders.

To the extent possible, all net investment income and realized capital gains are distributed to shareholders.

Dividends and Other Distributions

Dividend and capital gain distributions are reinvested in additional fund shares unless another option is selected. Reinvesting distributions results in compounding, which allows you to receive dividends and capital gain distributions on an increasing number of shares.

Dividends for the funds, if any, are declared and paid annually, generally in December, to all shareholders who were shareholders on the dividend record date.

Capital Gain Payments

A capital gain or loss is the difference between the purchase and sale price of a security. If a fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month. If a second distribution is necessary, it is paid the following year.

Tax Information

Any necessary tax information will be provided no later than mid-February.

Tax forms are generally issued to fund shareholders when:

• Fund shares are sold, including exchanges from one fund to another.

• A fund declares dividend or capital gain distributions.

For corporate shareholders, a portion of ordinary dividends may be eligible for the 70% deduction for dividends received by corporations to the extent the fund’s income consists of dividends paid by U.S. corporations. Little, if any, of the ordinary dividends paid by funds is expected to qualify for this deduction.

Taxes on Fund Redemptions

When you sell shares in any fund, you may realize a gain or loss. An exchange from one fund to another is also a sale for tax purposes.

Information About Accounts in T. Rowe Price Funds	9

Taxes on Fund Distributions

If applicable, Form 1099-DIV or other Internal Revenue Service forms, as required, indicating the tax status of any income dividends, dividends exempt from federal income taxes, and capital gain distributions will be made available no later than mid-February. This information will be reported to the Internal Revenue Service. Taxable distributions are generally taxable to you in the year in which they are paid. Your bond or money fund dividends for each calendar year will include dividends accrued up to the first business day of the next calendar year. You will be sent any additional information you need to determine your taxes on fund distributions, such as the portion of your dividends, if any, that may be exempt from state and local income taxes.

The tax treatment of a capital gain distribution is determined by how long the fund held the portfolio securities, not how long you held the shares in the fund. Short-term (one year or less) capital gain distributions are taxable at the same rate as ordinary income, and gains on securities held more than one year are taxed at the lower rates applicable to long-term capital gains. If you realized a loss on the sale or exchange of fund shares that you held six months or less, your short-term capital loss must be reclassified as a long-term capital loss to the extent of any long-term capital gain distributions received during the period you held the shares.

Taxable distributions are subject to tax whether reinvested in additional shares or received in cash.

Tax Consequences of Hedging

Entering into certain transactions involving options, futures, swaps, and forward currency exchange contracts may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in a fund being required to distribute gains on such transactions even though it did not close the contracts during the year or receive cash to pay such distributions. The fund may not be able to reduce its distributions for losses on such transactions to the extent of unrealized gains in offsetting positions.

Tax Effect of Buying Shares Before an Income Dividend or Capital Gain Distribution

If you buy shares shortly before or on the “record date”—the date that establishes you as the person to receive the upcoming distribution—you may receive a portion of the money you just invested in the form of a taxable distribution. Therefore, you may wish to find out a fund’s record date before investing. In addition, a fund’s share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the fund has a negative return.

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TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS

Following these procedures helps assure timely and accurate transactions.

Purchase Conditions

Nonpayment The funds and their agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

U.S. Dollars All purchases must be paid for in U.S. dollars; checks must be drawn on U.S. banks.

Large Sale (Redemption) Conditions Large redemptions (for example, $250,000 or more) can adversely affect a portfolio manager’s ability to implement a fund’s investment strategy by causing the premature sale of securities that would otherwise be held longer. Therefore, the fund reserves the right (without prior notice) to pay all or part of redemption proceeds with securities from the fund’s portfolio rather than in cash (“redemption in-kind”). If this occurs, the securities will be selected by the fund in its absolute discretion, and the redeeming shareholder or account will be responsible for disposing of the securities and bearing any associated costs and risks (for example, market risks until the securities are disposed of).

Excessive and Short-Term Trading Policy

Frequent purchases and redemptions of fund shares may disrupt a fund’s portfolio management strategies, increase a fund’s trading costs, and negatively affect the fund’s performance. The Boards of Directors/Trustees of the T. Rowe Price funds have adopted policies that are designed to deter excessive transactions and short-term trading activity that can be harmful to the funds and their shareholders.

Shares of T. Rowe Price funds that are purchased by another T. Rowe Price fund, or purchased by discretionary accounts managed by T. Rowe Price or one of its affiliates, are not subject to the T. Rowe Price funds’ excessive trading policies and trading limits. Therefore, because the fund may be purchased only by other T. Rowe Price funds or on behalf of T. Rowe Price client accounts, the fund is exempt from the T. Rowe Price funds’ excessive and short-term trading policy.

Signature Guarantees

A Medallion signature guarantee is designed to protect you and the T. Rowe Price funds from fraud by verifying your signature.

You may need to have your signature guaranteed in certain situations, such as:

• Written requests: (1) to redeem over $100,000 for Investor Class shares or $5 million for I Class shares or (2) in the case of Investor Class shares, to wire redemption proceeds when prior bank account authorization is not on file.

• Remitting redemption proceeds to any person, address, or bank account not on file.

Information About Accounts in T. Rowe Price Funds	11

• Transferring redemption proceeds to a T. Rowe Price fund account with a different registration (name or ownership) from yours.

• Establishing certain services after the account is opened.

The signature guarantee must be obtained from a financial institution that is a participant in a Medallion signature guarantee program. You can obtain a Medallion signature guarantee from most banks, savings institutions, broker-dealers, and other guarantors acceptable to T. Rowe Price. When obtaining a Medallion signature guarantee, please discuss with the guarantor the dollar amount of your proposed transaction. It is important that the level of coverage provided by the guarantor’s stamp covers the dollar amount of the transaction or it may be rejected. We cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

More About the Fund	3

ORGANIZATION AND MANAGEMENT

How is the fund organized?

T. Rowe Price Index Trust, Inc. (the “Corporation”) was incorporated in Maryland in 1989. Currently, the Corporation consists of five series. Each series is an “open-end management investment company,” or mutual fund. Mutual funds pool money received from shareholders and invest it to try to achieve specified objectives.

Shareholders have benefitted from T. Rowe Price’s investment management experience since 1937.

What is meant by “shares”?

As with all mutual funds, investors purchase shares when they put money in a fund. These shares are part of a fund’s authorized capital stock, but share certificates are not issued.

Each share and fractional share entitles the shareholder to:

• Receive a proportional interest in income and capital gain distributions. For funds with multiple share classes, the income dividends for each share class will generally differ from those of other share classes to the extent that the expense ratios of the classes differ.

• Cast one vote per share on certain fund matters, including the election of fund directors/trustees, changes in fundamental policies, or approval of material changes to the fund’s management contract.

Do T. Rowe Price funds have annual shareholder meetings?

The funds are not required to hold regularly scheduled shareholder meetings. To avoid unnecessary costs to fund shareholders, shareholder meetings are only held when certain matters, such as changes in fundamental policies or elections of directors/trustees, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting for the purpose of voting on the removal of any fund director or trustee. If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the fund will send or make available to you proxy materials that explain the matters to be decided and include instructions on voting by mail, telephone, or the Internet.

Who runs the fund?

General Oversight

The fund is governed by a Board of Directors (the “Board”) that meets regularly to review fund investments, performance, expenses, and other business affairs. The

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Board elects the fund’s officers. At least 75% of Board members are independent of T. Rowe Price and its affiliates (the “Firm”).

All decisions regarding the purchase and sale of fund investments are made by T. Rowe Price—specifically by the fund’s portfolio manager.

Investment Adviser

T. Rowe Price is the fund’s investment adviser and oversees the selection of the fund’s investments and management of the fund’s portfolio. T. Rowe Price is a SEC-registered investment adviser that provides investment management services to individual and institutional investors, and sponsors and serves as adviser and sub-adviser to registered investment companies, institutional separate accounts, and common trust funds. The address for T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of September 30, 2015, the Firm had approximately $725 billion in assets under management and provided investment management services for more than 9 million individual and institutional investor accounts.

Portfolio Management

T. Rowe Price has established an Investment Advisory Committee with respect to the fund. The committee chairman has day-to-day responsibility for managing the fund’s portfolio and works with the committee in developing and executing the fund’s investment program. The members of the committee are as follows: Ken D. Uematsu, chairman, E. Frederick Bair, Neil Smith, Craig A. Thiese, and Michael T. Wehn. The following information provides the year that the chairman first joined the Firm and the chairman’s specific business experience during the past five years (although the chairman may have had portfolio management responsibilities for a longer period). Mr. Uematsu has been chairman of the committee since the fund’s inception in 2015. He joined the Firm in 1997 and his investment experience dates from that time. He has served as a portfolio manager with the Firm throughout the past five years. The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of fund shares.

The Management Fee

The fund pays T. Rowe Price an annual investment management fee of 0.12% based on the fund’s average daily net assets. The fund calculates and accrues the fee daily.

A discussion about the factors considered by the Board and its conclusions in approving the fund’s investment management contract with T. Rowe Price will appear in the fund’s semiannual report to shareholders for the period ending June 30, 2016.

Fund Operations and Shareholder Services

T. Rowe Price and The Bank of New York Mellon, subject to the oversight of T. Rowe Price, each provide certain accounting services to the T. Rowe Price funds. T. Rowe Price Services, Inc. acts as the transfer and dividend disbursing agent and provides

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shareholder and administrative services to the funds. These companies receive compensation from the funds for their services.

MORE INFORMATION ABOUT THE FUND AND ITS INVESTMENT RISKS

Index investing provides investors with a convenient and relatively low-cost way to approximate the performance of a particular market. Because index funds generally are passively managed, their expenses tend to be lower than the average actively managed fund. In addition, lower turnover should result in smaller capital gain distributions, which can help to increase a fund’s after-tax returns.

Index funds are managed to track the return of a particular benchmark. Since fewer resources are devoted to researching stocks or bonds, and portfolio turnover (the buying and selling of securities) tends to be low, an index fund typically incurs lower costs than the average stock or bond fund. The typical stock or bond fund is actively managed, meaning the portfolio manager makes purchase and sell decisions based on a particular security’s prospects in pursuit of the fund’s investment objective. In addition, index funds are almost entirely invested in stocks or bonds while actively managed funds often hold cash for strategic and defensive purposes.

Since the fund is passively managed and seeks to remain fully invested at all times, assets will not be shifted from one stock or group of stocks to another based on their prospects, or from stocks into bonds or cash equivalents in an attempt to cushion the impact of a market decline. Therefore, actively managed funds may outperform this fund.

The fund is designed to track a specific segment of the U.S. stock market—whether it is rising or falling. Markets as a whole can decline for many reasons, including adverse political, social or economic developments in the U.S. or abroad, changes in investor psychology, or heavy institutional selling.

The fund attempts to track the mid-cap U.S. stock market by investing substantially all of its assets in proportion to the stocks represented in the Russell Select Midcap Index.

Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group. The fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group (“Russell”). Russell is not responsible for and has not reviewed the fund’s prospectus nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way changes the Russell Indexes. Russell has no obligation to take the needs

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of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

While most of the fund’s assets will be invested in common stocks represented in the fund’s index, the fund may also purchase stock index futures contracts. Investments in futures typically serve as a tool to manage cash flows into and out of the fund and maintain liquidity while being invested in the market, and may be used as an efficient means of gaining exposure to all or part of the fund’s index.

As with any mutual fund, there is no guarantee the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money when you sell your shares of the fund. Some particular risks affecting the fund include the following:

As with all equity funds, this fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political, social, or economic developments in the U.S. or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. Also, the fund’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

The fund may concentrate in a particular industry to the extent that the benchmark index concentrates in that industry. As a result, the fund may be less diversified than stock funds investing in a broader range of industries and could experience significant volatility. The benchmark index and the fund may at times have significant exposure to financial and information technology companies. However, the stock components of the benchmark index, and the degree to which these stocks represent specific industries or sectors, may change over time.

The stocks of mid-cap companies entail greater risk and are usually more volatile than the shares of larger companies. However, by being more focused in their business activities, these companies may be more responsive and better able to adapt to the changing needs of their markets than large companies. Mid-cap companies also tend to have greater resources, and therefore represent less risk, than small companies. They are usually mature enough to have established organizational structures and the depth of management needed to expand their operations. In addition, they generally have sufficient financial resources and access to capital to finance their growth.

The fund is susceptible to some degree of tracking error, meaning the fund’s returns are likely to be slightly below those of its index because the fund incurs fees and transaction expenses, while the index has no fees or expenses. The timing of cash flows and a fund’s size can also influence returns. For example, a fund’s failure to reach a certain asset size may limit its ability to purchase all the stocks in the index

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and achieve full replication. Or, a large cash flow into or out of a fund may cause its return to deviate from the index.

Risks related to the fund’s use of futures contracts include possible illiquidity of the futures markets, contract prices that can be volatile and imperfectly correlated to movements in underlying security values, and potential losses in excess of the fund’s initial investment.

The risk of loss in trading futures contracts can be substantial because of the low margin deposits required and the potential volatility of the futures markets. A relatively small price movement in an open futures position could result in immediate and substantial loss (or gain) for the fund. In the event of adverse price movements, the fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the fund has insufficient cash reserves, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. Futures contracts may be closed out only on an exchange that provides a secondary market for such products and many futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. As a result, there can be no assurance that a liquid secondary market will exist for any particular futures product at any specific time and the fund could suffer losses if it is unable to close out a futures position.

Additional strategies and risks From time to time, other strategies may be employed that are not considered part of the fund’s principal investment strategies. The fund may occasionally purchase exchange-traded funds for various reasons such as to help realign the fund’s portfolio in proportion to its benchmark index or minimize any deviations in performance from its benchmark index, gain broad market or sector exposure while awaiting the purchase of underlying securities, or to limit the fund’s cash reserves. To the extent the fund invests in exchange-traded funds, the fund will bear its proportionate share of each exchange-traded fund’s fees and expenses. An investment in an exchange-traded fund involves substantially the same risks as investing directly in the exchange-traded fund’s underlying assets, although an exchange-traded fund may have greater price volatility than its underlying assets and its shares may be less liquid.

The fund may, to a limited extent, invest in other derivatives, such as options, that are consistent with its investment program. The use of derivatives exposes the fund to additional risks that are different from, and potentially greater than, investments in more traditional securities. Derivatives may not move in the direction anticipated by the portfolio manager and the fund could be exposed to significant losses if a counterparty fails to meet its obligations under the contract, although counterparty risk related to exchange-traded derivatives, such as options and futures contracts, is minimal because the exchange’s clearinghouse provides protection against defaults.

Recent regulations have changed the requirements related to the use of certain derivatives. Some of these new regulations have limited the availability of certain

More About the Fund	17

derivatives and made their use by funds more costly. It is expected that additional changes to the regulatory framework will occur, but the extent and impact of additional new regulations are not certain at this time.

The Statement of Additional Information contains more detailed information about the fund and its investments, operations, and expenses.

INVESTMENT POLICIES AND PRACTICES

This section takes a detailed look at some of the types of fund securities and the various kinds of investment practices that may be used in day-to-day portfolio management. Fund investments are subject to further restrictions and risks described in the Statement of Additional Information.

Shareholder approval is required to substantively change fund investment objectives. Shareholder approval is also required to change certain investment restrictions noted in the following section as “fundamental policies.” Portfolio managers also follow certain “operating policies” that can be changed without shareholder approval. Shareholders will receive at least 60 days’ prior notice of a change in the fund’s policy requiring it to normally invest at least 80% of its net assets in mid-cap stocks and stocks that are included in the fund’s benchmark index.

Fund holdings in certain kinds of investments cannot exceed maximum percentages as set forth in this prospectus and the Statement of Additional Information. For instance, there are limitations regarding fund investments in certain types of derivatives. While these restrictions provide a useful level of detail about fund investments, investors should not view them as an accurate gauge of the potential risk of such investments. For example, in a given period, a 5% investment in derivatives could have a significantly greater impact on a fund’s share price than its weighting in the portfolio. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all other fund investments.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time a fund purchases a security. The status, market value, maturity, credit quality, or other characteristics of a fund’s securities may change after they are purchased, and this may cause the amount of a fund’s assets invested in such securities to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction and will not require the sale of an investment if it was proper at the time the investment was made (this exception does not apply to a fund’s borrowing policy or liquidity policy). However, purchases by a fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

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Changes in fund holdings, fund performance, and the contribution of various investments to fund performance are discussed in the shareholder reports.

Types of Portfolio Securities

In seeking to meet its investment objective, fund investments may be made in any type of security or instrument (including certain potentially high-risk derivatives described in this section) whose investment characteristics are consistent with its investment program. The following pages describe various types of fund holdings and investment management practices.

The fund must normally invest at least 80% of its net assets in stocks that are included in its benchmark index.

Diversification As a fundamental policy, the fund will not purchase a security if, as a result, with respect to 75% of its total assets, more than 5% of the fund’s total assets would be invested in securities of a single issuer or more than 10% of the outstanding voting securities of the issuer would be held by the fund.

Industry Concentration As a fundamental policy, the fund will not invest more than 25% of total assets (concentrate) in any single industry except to the extent the fund’s benchmark index concentrates in that industry.

Fund investments are primarily in common stocks and, to a lesser degree, other types of securities as described as follows:

Common and Preferred Stocks

Stocks represent shares of ownership in a company. Generally, preferred stocks have a specified dividend rate and rank after bonds and before common stocks in their claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company’s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. Unlike common stock, preferred stock does not ordinarily carry voting rights. While most preferred stocks pay a dividend, a fund may decide to purchase preferred stock where the issuer has suspended, or is in danger of suspending, payment of its dividend.

Futures and Options

Futures, a type of potentially high-risk derivative, are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Options, another type of potentially high-risk derivative, give the investor the right (when the investor purchases the option), or the obligation (when the investor “writes” or sells the option), to buy or sell an asset at a predetermined price in the future. Futures and options contracts may be bought or sold for any number of reasons, including to manage exposure to changes in securities prices,

More About the Fund	19

foreign currencies, and credit quality; as an efficient means of increasing or decreasing a fund’s exposure to a specific part or broad segment of the U.S. market or a foreign market; in an effort to enhance income; to improve risk-adjusted returns; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, futures, and financial indexes.

Futures and options contracts may not always be successful hedges; their prices can be highly volatile; using them could lower a fund’s total return; the potential loss from the use of futures can exceed a fund’s initial investment in such contracts; and the losses from certain options written by a fund could be unlimited.

Operating policies Initial margin deposits on futures and premiums on options used for non-hedging purposes will not exceed 5% of a fund’s net asset value. No more than 5% of total assets will be committed to premiums when purchasing call or put options. Investments in futures and options will not exceed 20% of the fund’s total assets.

Hybrid Instruments

Hybrid instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, security, or securities index. Such instruments may or may not bear interest or pay dividends. Under certain conditions, the redemption value of a hybrid could be zero.

Hybrids can have volatile prices and limited liquidity, and their use may not be successful.

Operating policy Fund investments in hybrid instruments are limited to 10% of total assets.

Investments in Other Investment Companies

A fund may invest in other investment companies, including open-end funds, closed-end funds, and exchange-traded funds.

A fund may purchase the securities of another investment company to temporarily gain exposure to a portion of the market while awaiting purchase of securities or as an efficient means of gaining exposure to a particular asset class. The fund might also purchase shares of another investment company to gain exposure to the securities in the investment company’s portfolio at times when the fund may not be able to buy those securities directly. Any investment in another investment company would be consistent with the fund’s objective and investment program.

The risks of owning another investment company are generally similar to the risks of investing directly in the securities in which that investment company invests. However, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the fund’s

T. Rowe Price	20

performance. In addition, because closed-end funds and exchange-traded funds trade on a secondary market, their shares may trade at a premium or discount to the actual net asset value of their portfolio securities and their shares may have greater volatility if an active trading market does not exist.

As a shareholder of another investment company, the fund must pay its pro-rata share of that investment company’s fees and expenses. The fund’s investments in non-T. Rowe Price investment companies are subject to the limits that apply to investments in other funds under the Investment Company Act of 1940 or under any applicable exemptive order.

Illiquid Securities

Some fund holdings may be considered illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold in the ordinary course of business within seven days at approximately the prices at which they are valued. The determination of liquidity involves a variety of factors. Illiquid securities may include private placements that are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered with the SEC. Although certain of these securities may be readily sold (for example, pursuant to Rule 144A under the Securities Act of 1933) and therefore deemed liquid, others may have resale restrictions and be considered illiquid. The sale of illiquid securities may involve substantial delays and additional costs, and a fund may only be able to sell such securities at prices substantially lower than what it believes they are worth.

Operating policy Fund investments in illiquid securities are limited to 15% of net assets. The 15% limit on illiquid securities applies at the time of purchase and continues thereafter.

Types of Investment Management Practices

Reserve Position

The fund may hold a certain portion of its assets in cash or cash equivalents. The fund’s reserve position can consist of shares of a T. Rowe Price internal money fund or short-term bond fund and U.S. and non-U.S. dollar-denominated money market securities, including repurchase agreements rated in the two highest rating categories that mature in one year or less. The reserve position provides flexibility in meeting redemptions, paying expenses and managing cash flows into a fund, and can serve as a short-term defense during periods of unusual market volatility. In order to respond to adverse market, economic, political, or other conditions, the fund may assume a temporary defensive position that is inconsistent with its principal investment objective and/or strategies and may invest, without limitation, in reserves. If a fund has significant holdings in reserves, it could compromise the fund’s ability to meet its obligations. Non-U.S. dollar reserves are subject to currency risk.

More About the Fund	21

Borrowing Money and Transferring Assets

A fund may borrow from banks, other persons, and other T. Rowe Price funds for temporary emergency purposes to facilitate redemption requests, or for other purposes consistent with fund policies as set forth in this prospectus and the Statement of Additional Information. Such borrowings may be collateralized with fund assets, subject to restrictions.

Fundamental policy Borrowings may not exceed 33 1/3% of total assets. This limitation applies at the time of purchase and continues thereafter.

Operating policy A fund will not transfer portfolio securities as collateral except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33 1/3% of total assets. A fund will not purchase additional securities when borrowings exceed 5% of total assets.

Lending of Portfolio Securities

A fund may lend its securities to broker-dealers, other institutions, or other persons to earn additional income. Risks include the potential insolvency of the broker-dealer or other borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform as well as expected.

Fundamental policy The value of loaned securities may not exceed 33 1/3% of total assets.

Portfolio Turnover

Turnover is an indication of frequency of trading. A fund will not generally trade in securities for short-term profits, but when circumstances warrant, securities may be purchased and sold without regard to the length of time held. Each time a fund purchases or sells a security, it incurs a cost. This cost is reflected in its net asset value but not in its operating expenses. The higher the turnover rate, the higher the transaction costs and the greater the impact on a fund’s total return. Higher turnover can also increase the possibility of taxable capital gain distributions.

DISCLOSURE OF FUND PORTFOLIO INFORMATION

Each T. Rowe Price fund’s portfolio holdings are disclosed on a regular basis in its semiannual and annual shareholder reports, and on Form N-Q, which is filed with the SEC within 60 days of the fund’s first and third fiscal quarter-end. The money funds also file detailed month-end portfolio holdings information with the SEC each month. Such information will be made available to the public 60 days after the end of the month to which the information pertains. In addition, the funds disclose their calendar quarter-end portfolio holdings on troweprice.com 15 calendar days after

T. Rowe Price	22

each quarter. Under certain conditions, up to 5% of a fund’s holdings may be included in this portfolio list without being individually identified. Generally, securities would not be individually identified if they are being actively bought or sold and it is determined that the quarter-end disclosure of the holding could be harmful to the fund. A security will not be excluded for these purposes from a fund’s quarter-end holdings disclosure for more than one year. Money funds also disclose their month-end portfolio holdings on troweprice.com five business days after each month. The quarter-end portfolio holdings will remain on the website for one year and the month-end money fund portfolio holdings will remain on the website for six months. Each fund also discloses its 10 largest holdings on troweprice.com on the seventh business day after each month-end. These holdings are listed in alphabetical order along with the aggregate percentage of the fund’s total assets that these 10 holdings represent. Each monthly top 10 list will remain on the website for six months. A description of T. Rowe Price’s policies and procedures with respect to the disclosure of portfolio information is available in the Statement of Additional Information and through troweprice.com.

RIGHTS RESERVED BY THE FUNDS

T. Rowe Price funds and their agents, in their sole discretion, reserve the following rights: (1) to add, waive or lower investment minimums; (2) to accept initial purchases by telephone; (3) to refuse any purchase or exchange order; (4) to cancel or rescind any purchase or exchange order placed through an intermediary no later than the business day after the order is received by the intermediary (including, but not limited to, orders deemed to result in excessive trading, market timing, or 5% ownership); (5) to cease offering fund shares at any time to all or certain groups of investors; (6) to freeze any account and suspend account services when notice has been received of a dispute regarding the ownership of the account, or a legal claim against an account, upon initial notification to T. Rowe Price of a shareholder’s death until T. Rowe Price receives required documentation in correct form, or if there is reason to believe a fraudulent transaction may occur; (7) to otherwise modify the conditions of purchase and modify or terminate any services at any time; (8) to waive any wire, small account, maintenance, or fiduciary fees charged to a group of shareholders; (9) to act on instructions reasonably believed to be genuine; (10) to involuntarily redeem an account at the net asset value calculated the day the account is redeemed, in cases of suspected fraudulent or illegal activity, or in the event you terminate your investment advisory agreement with T. Rowe Price, or if the fund or its agent is unable, through its procedures, to verify the identity of the person(s) or entity opening an account; and (11) for money funds, to suspend redemptions and postpone the payment of proceeds to facilitate an orderly liquidation of the fund.

A Statement of Additional Information for the T. Rowe Price family of funds, which includes additional information about the funds, has been filed with the SEC and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager’s recent investment strategies and their impact on performance during the past fiscal year, will appear in the annual and semiannual shareholder reports once they are available.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the SEC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, U.S. Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549-1520.

T. Rowe Price Associates, Inc.

100 East Pratt Street

Baltimore, MD 21202

1940 Act File No. 811-5986      11/20/15

PROSPECTUS

November 20, 2015

T. Rowe Price Mid-Cap Index Fund—I Class

An index fund seeking to match the performance of mid-cap U.S. stocks. The fund is not available for direct purchase by the public.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

1	Summary

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the Federal Deposit Insurance Corporation, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

Mid-Cap Index Fund—I Class 1
2	Information About Accounts in T. Rowe Price Funds
Pricing Shares and Receiving Sale Proceeds 6 Useful Information on Distributions and Taxes 8 Transaction Procedures and Special Requirements 10
3	More About the Fund
Organization and Management 12 More Information About the Fund and Its Investment Risks 14 Investment Policies and Practices 17 Disclosure of Fund Portfolio Information 22 Rights Reserved by the Funds 22

SUMMARY

Investment Objective

The fund seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization U.S. stocks.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Fees and Expenses of the Fund’s I Class

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.12%

Distribution and service (12b-1) fees	0.00%

Other expenses	5.28%[a]

Total annual fund operating expenses	5.40%

Fee waiver/expense reimbursement	(5.23)%[b]

Total annual fund operating expenses after fee waiver/expense reimbursement	0.17%[b]

a Other expenses are estimated for the current fiscal year.

b Through April 30, 2018, T. Rowe Price Associates, Inc. has agreed to pay the operating expenses of the fund’s I Class excluding management fees; interest; expenses related to borrowings, taxes and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (“I Class Operating Expenses”), to the extent the I Class Operating Expenses exceed 0.05% of the class’ average daily net assets. Any expenses paid under this agreement are subject to reimbursement to T.  Rowe Price Associates, Inc. by the fund or class whenever the fund’s I Class Operating Expenses are below 0.05%. However, no reimbursement will be made more than three years after the payment of the I Class Operating Expenses or if such reimbursement would cause the fund’s I Class Operating Expenses to exceed 0.05%. Termination of this agreement would require approval by the fund’s Board of Directors.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, the fund’s operating expenses remain the same, and the expense limitation currently in place is not renewed. The figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years
$17	$408

Portfolio Turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover

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rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. A portfolio turnover rate is not shown since the fund had not commenced operations during its most recent fiscal year.

Investments, Risks, and Performance

Principal Investment Strategies The fund attempts to track the investment return of mid-capitalization U.S. stocks by seeking to match the performance of the Russell Select Midcap Index (“benchmark index”). The fund seeks to employ a full replication strategy, which involves investing substantially all of its assets in all of the stocks in the benchmark index and seeking to maintain holdings of each stock in proportion to its weight in the index.

Under normal conditions, the fund invests at least 80% of its net assets (including any borrowings for investment purposes) in mid-cap stocks and in stocks that are included in its benchmark index. The fund defines mid-cap stocks as those whose market capitalization, at the time of purchase, falls within the range of its benchmark index. As of September 30, 2015, the market capitalization range for the benchmark index was approximately $489 million to $33 billion. T. Rowe Price compares the composition of the fund to that of the benchmark index. If a material misweighting develops, the portfolio manager seeks to rebalance the portfolio in an effort to realign the fund with the benchmark index.

The Russell Select Midcap Index, which is constructed by the Russell Investment Group, is a mid-cap stock index designed to measure the performance of the mid-cap segment of the U.S. equity universe. It includes approximately 500 mid-cap U.S. securities based on market capitalization without consideration to a growth or value style. The benchmark index is generally constructed by including all of the stocks in the Russell 1000 Index except for those also represented in the S&P 500 Index, and is reconstituted periodically to ensure larger or smaller stocks do not distort the performance and characteristics of the mid-cap opportunity set. The benchmark index and the fund may at times have significant exposure to financial and information technology companies. However, the stock components of the benchmark index, and the degree to which these stocks represent specific industries or sectors, may change over time.

While most assets will be invested in common stocks, the fund may also purchase stock index futures contracts. Futures would typically be used to reduce cash balances in the fund and increase the level of fund assets exposed to common stocks represented in the fund’s benchmark index, or as an efficient means of gaining mid-cap stock exposure.

While there is no guarantee, the correlation between the fund and its benchmark index is expected to be at least 0.95. A correlation of 1.00 indicates that the returns of the fund and the index will always move in the same direction (but not necessarily

Summary	3

by the same amount). A correlation of 0.00 would mean price movements in the fund are unrelated to movements in the index.

The fund may sell securities to better align its portfolio with the characteristics of its benchmark index or to satisfy redemption requests. The fund will generally seek to sell specific securities that have been removed from the benchmark index within a reasonable timeframe taking into consideration market conditions.

Principal Risks As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Risks of U.S. stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the U.S. stock market, such as when the U.S. financial markets decline, or because of factors that affect a particular company or industry.

Mid-cap stock risk Investing primarily in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment. Because the fund invests primarily in securities issued by mid-cap companies, it is likely to be more volatile than a fund that focuses on securities issued by large companies. Medium-sized companies typically have less seasoned management, narrower product lines, and less capital reserves and liquidity than larger companies, and are therefore more sensitive to economic, market, and industry changes.

Index investing risk Because the fund is passively managed and seeks to match the performance of its benchmark index, holdings are generally not reallocated based on changes in market conditions or outlook for a specific security, industry, or market sector. As a result, the fund’s performance may lag the performance of actively managed funds.

Tracking error The returns of the fund are expected to be slightly below the returns of its benchmark index (referred to as “tracking error”) because the fund incurs fees and transaction expenses while the index has no fees or expenses. The risk of tracking error is increased to the extent the fund is unable to fully replicate its benchmark index, which could result from changes in the composition of the index or the timing of purchases and redemptions of fund shares.

Industry risk To the extent the benchmark index and the fund have significant exposure to specific industries or sectors, the fund may be more susceptible to developments affecting those industries and sectors. For example, the fund may at times have significant investments in financial and information technology companies, which could result in the fund performing poorly during a downturn in

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one or more of the industries that heavily impact financial or information technology companies. The profitability of financial companies can be adversely affected by, among other things, regulatory changes, the availability of capital and cost to borrow, the rate of debt defaults, interest rates, and price competition. Information technology companies face intense competition, may have limited financial resources, personnel or product lines, their products may face obsolescence due to rapid technological developments, and the loss or impairment of their patent and intellectual property rights may adversely affect their profitability.

Futures risk The fund’s use of stock index futures exposes it to potential volatility and losses in excess of direct investments in the contract’s underlying assets. The values of the fund’s positions in index futures tend to fluctuate in response to changes in the value of the underlying index, which exposes the fund to the risk that the underlying index will not move in a direction that is favorable to the fund. While the value of a stock index futures contract tends to correlate with the value of the underlying index, differences between the futures market and the value of the underlying index may result in an imperfect correlation. Since losses could result from market movement, the fund may need to sell other portfolio securities at disadvantageous times in order to meet daily margin requirements. The futures markets may experience reduced liquidity, which could result in losses to the fund and cause the fund to be unable to settle its futures positions.

Performance Because the fund commenced operations in 2015, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information may be obtained by calling 1-800-638-8790.

Management

Investment Adviser T. Rowe Price Associates, Inc. (T. Rowe Price)

Portfolio Manager	Title	Managed Fund Since	Joined Investment Adviser
Ken D. Uematsu	Chairman of Investment Advisory Committee	2015	1997

Purchase and Sale of Fund Shares

The fund is not available for direct purchase by members of the public. All investments in the fund must be made by T. Rowe Price or one of its affiliated investment advisers on behalf of mutual funds, 529 plans, or other institutional client accounts for which T. Rowe Price or its affiliate has discretionary investment authority.

The fund’s I Class generally requires a $1,000,000 minimum initial investment and there is no minimum amount required for subsequent purchases. Shares of the fund

Summary	5

may be purchased, redeemed, or exchanged on any day the New York Stock Exchange is open for business.

Tax Information

Any dividends or capital gains are declared and paid annually, usually in December. Redemptions or exchanges of fund shares and distributions by the fund, whether or not you reinvest these amounts in additional fund shares, may be taxed as ordinary income or capital gains unless you invest through a tax-deferred account (although you may be taxed upon withdrawal from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund is not publicly available or held through intermediaries. As a result, the fund and its investment adviser do not pay broker-dealers or other financial intermediaries for sales or related services of the fund’s shares.

Information About Accounts in T. Rowe Price Funds	2

The following policies and procedures generally apply to Investor Class and I Class accounts in the fund. Please note that the fund is not available for direct purchase by the public and may not be held or traded through financial intermediaries.

PRICING SHARES AND RECEIVING SALE PROCEEDS

How and When Shares Are Priced

The share price, also called the “net asset value,” for each share class of a fund is calculated at the close of the New York Stock Exchange (normally 4 p.m. ET) each day that the exchange is open for business. To calculate the net asset value, the fund’s assets are valued and totaled; liabilities are subtracted; and each class’ proportionate share of the balance, called net assets, is divided by the number of shares outstanding. Market values are used to price portfolio holdings for which market quotations are readily available. Market values generally reflect the prices at which securities actually trade or represent prices that have been adjusted based on evaluations and information provided by the fund’s pricing services. If a market value for a security is not available or normal valuation procedures are deemed to be inappropriate, the fund will make a good faith effort to assign a fair value to the security by taking into account various factors and methodologies that have been approved by the fund’s Board of Directors/Trustees. This value may differ from the value the fund receives upon sale of the securities. Investments in other mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

Non-U.S. equity securities are valued on the basis of their most recent closing market prices at 4 p.m. ET, except under the circumstances described below. Most foreign markets close before 4 p.m. ET. For example, the most recent closing prices for securities traded in certain Asian markets may be as much as 15 hours old at 4 p.m. ET. If a fund determines that developments between the close of a foreign market and the close of the New York Stock Exchange will, in its judgment, materially affect the value of some or all of the fund’s securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. In deciding whether to make these adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value certain securities or a group of securities in other situations—for example, when a particular foreign market is closed but the fund is open. For a fund that has investments in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the fund does not price its

Information About Accounts in T. Rowe Price Funds	7

shares, the fund’s net asset value may change on days when shareholders will not be able to purchase or redeem the fund’s shares.

The fund uses various pricing services to provide it with closing market prices and information used for adjusting those prices and to value most fixed income securities. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices. The fund also evaluates a variety of factors when assigning fair values to private placements and other restricted securities. Other mutual funds may adjust the prices of their securities by different amounts or assign different fair values than the fair value that the fund assigns to the same security.

How Your Purchase, Sale, or Exchange Price Is Determined

If your request is received by T. Rowe Price or its agent in correct form by the close of the New York Stock Exchange (normally 4 p.m. ET), your transaction will be priced at that business day’s net asset value. If your request is received by T. Rowe Price or its agent after the close of the New York Stock Exchange, your transaction will be priced at the next business day’s net asset value.

The funds generally do not accept orders that request a particular day or price for a transaction or any other special conditions. However, the funds reserve the right to accept orders that are unaccompanied by payment. Payment for these shares must be received by the time designated by the funds.

Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET. In the event of an emergency closing, a fund’s shareholders will receive the next share price calculated by the fund.

How You Can Receive the Proceeds From a Sale

If your request is received in correct form by T. Rowe Price on a business day prior to the close of the New York Stock Exchange, proceeds are typically sent by bank wire on either that same day or the next business day.

Exception Under certain circumstances, and when deemed to be in a fund’s best interest, your proceeds may not be sent for up to seven calendar days after we receive your redemption request (for example, to protect the fund’s shareholders in the event of significant redemption activity). Under certain limited circumstances, the Board of Directors/Trustees of a money fund may elect to suspend redemptions and postpone payment of redemption proceeds in order to facilitate an orderly liquidation of the money fund.

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USEFUL INFORMATION ON DISTRIBUTIONS AND TAXES

Each fund intends to qualify to be treated each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. In order to qualify, a fund must satisfy certain income, diversification, and distribution requirements. A regulated investment company is not subject to U.S. federal income tax at the portfolio level on income and gains from investments that are distributed to shareholders. However, if a fund were to fail to qualify as a regulated investment company and was ineligible to or otherwise did not cure such failure, the result would be fund-level taxation and, consequently, a reduction in income available for distribution to the fund’s shareholders.

To the extent possible, all net investment income and realized capital gains are distributed to shareholders.

Dividends and Other Distributions

Dividend and capital gain distributions are reinvested in additional fund shares unless another option is selected. Reinvesting distributions results in compounding, which allows you to receive dividends and capital gain distributions on an increasing number of shares.

Dividends for the funds, if any, are declared and paid annually, generally in December, to all shareholders who were shareholders on the dividend record date.

Capital Gain Payments

A capital gain or loss is the difference between the purchase and sale price of a security. If a fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month. If a second distribution is necessary, it is paid the following year.

Tax Information

Any necessary tax information will be provided no later than mid-February.

Tax forms are generally issued to fund shareholders when:

• Fund shares are sold, including exchanges from one fund to another.

• A fund declares dividend or capital gain distributions.

For corporate shareholders, a portion of ordinary dividends may be eligible for the 70% deduction for dividends received by corporations to the extent the fund’s income consists of dividends paid by U.S. corporations. Little, if any, of the ordinary dividends paid by funds is expected to qualify for this deduction.

Taxes on Fund Redemptions

When you sell shares in any fund, you may realize a gain or loss. An exchange from one fund to another is also a sale for tax purposes.

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Taxes on Fund Distributions

If applicable, Form 1099-DIV or other Internal Revenue Service forms, as required, indicating the tax status of any income dividends, dividends exempt from federal income taxes, and capital gain distributions will be made available no later than mid-February. This information will be reported to the Internal Revenue Service. Taxable distributions are generally taxable to you in the year in which they are paid. Your bond or money fund dividends for each calendar year will include dividends accrued up to the first business day of the next calendar year. You will be sent any additional information you need to determine your taxes on fund distributions, such as the portion of your dividends, if any, that may be exempt from state and local income taxes.

The tax treatment of a capital gain distribution is determined by how long the fund held the portfolio securities, not how long you held the shares in the fund. Short-term (one year or less) capital gain distributions are taxable at the same rate as ordinary income, and gains on securities held more than one year are taxed at the lower rates applicable to long-term capital gains. If you realized a loss on the sale or exchange of fund shares that you held six months or less, your short-term capital loss must be reclassified as a long-term capital loss to the extent of any long-term capital gain distributions received during the period you held the shares.

Taxable distributions are subject to tax whether reinvested in additional shares or received in cash.

Tax Consequences of Hedging

Entering into certain transactions involving options, futures, swaps, and forward currency exchange contracts may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in a fund being required to distribute gains on such transactions even though it did not close the contracts during the year or receive cash to pay such distributions. The fund may not be able to reduce its distributions for losses on such transactions to the extent of unrealized gains in offsetting positions.

Tax Effect of Buying Shares Before an Income Dividend or Capital Gain Distribution

If you buy shares shortly before or on the “record date”—the date that establishes you as the person to receive the upcoming distribution—you may receive a portion of the money you just invested in the form of a taxable distribution. Therefore, you may wish to find out a fund’s record date before investing. In addition, a fund’s share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the fund has a negative return.

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TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS

Following these procedures helps assure timely and accurate transactions.

Purchase Conditions

Nonpayment The funds and their agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

U.S. Dollars All purchases must be paid for in U.S. dollars; checks must be drawn on U.S. banks.

Large Sale (Redemption) Conditions Large redemptions (for example, $250,000 or more) can adversely affect a portfolio manager’s ability to implement a fund’s investment strategy by causing the premature sale of securities that would otherwise be held longer. Therefore, the fund reserves the right (without prior notice) to pay all or part of redemption proceeds with securities from the fund’s portfolio rather than in cash (“redemption in-kind”). If this occurs, the securities will be selected by the fund in its absolute discretion, and the redeeming shareholder or account will be responsible for disposing of the securities and bearing any associated costs and risks (for example, market risks until the securities are disposed of).

Excessive and Short-Term Trading Policy

Frequent purchases and redemptions of fund shares may disrupt a fund’s portfolio management strategies, increase a fund’s trading costs, and negatively affect the fund’s performance. The Boards of Directors/Trustees of the T. Rowe Price funds have adopted policies that are designed to deter excessive transactions and short-term trading activity that can be harmful to the funds and their shareholders.

Shares of T. Rowe Price funds that are purchased by another T. Rowe Price fund, or purchased by discretionary accounts managed by T. Rowe Price or one of its affiliates, are not subject to the T. Rowe Price funds’ excessive trading policies and trading limits. Therefore, because the fund may be purchased only by other T. Rowe Price funds or on behalf of T. Rowe Price client accounts, the fund is exempt from the T. Rowe Price funds’ excessive and short-term trading policy.

Signature Guarantees

A Medallion signature guarantee is designed to protect you and the T. Rowe Price funds from fraud by verifying your signature.

You may need to have your signature guaranteed in certain situations, such as:

• Written requests: (1) to redeem over $100,000 for Investor Class shares or $5 million for I Class shares or (2) in the case of Investor Class shares, to wire redemption proceeds when prior bank account authorization is not on file.

• Remitting redemption proceeds to any person, address, or bank account not on file.

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• Transferring redemption proceeds to a T. Rowe Price fund account with a different registration (name or ownership) from yours.

• Establishing certain services after the account is opened.

The signature guarantee must be obtained from a financial institution that is a participant in a Medallion signature guarantee program. You can obtain a Medallion signature guarantee from most banks, savings institutions, broker-dealers, and other guarantors acceptable to T. Rowe Price. When obtaining a Medallion signature guarantee, please discuss with the guarantor the dollar amount of your proposed transaction. It is important that the level of coverage provided by the guarantor’s stamp covers the dollar amount of the transaction or it may be rejected. We cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

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ORGANIZATION AND MANAGEMENT

How is the fund organized?

T. Rowe Price Index Trust, Inc. (the “Corporation”) was incorporated in Maryland in 1989. Currently, the Corporation consists of five series. Each series is an “open-end management investment company,” or mutual fund. Mutual funds pool money received from shareholders and invest it to try to achieve specified objectives. In 2015, the fund issued a separate class of shares known as the I Class.

Shareholders have benefitted from T. Rowe Price’s investment management experience since 1937.

What is meant by “shares”?

As with all mutual funds, investors purchase shares when they put money in a fund. These shares are part of a fund’s authorized capital stock, but share certificates are not issued.

Each share and fractional share entitles the shareholder to:

• Receive a proportional interest in income and capital gain distributions. For funds with multiple share classes, the income dividends for each share class will generally differ from those of other share classes to the extent that the expense ratios of the classes differ.

• Cast one vote per share on certain fund matters, including the election of fund directors/trustees, changes in fundamental policies, or approval of material changes to the fund’s management contract. Shareholders of each class have exclusive voting rights on matters affecting only that class.

Do T. Rowe Price funds have annual shareholder meetings?

The funds are not required to hold regularly scheduled shareholder meetings. To avoid unnecessary costs to fund shareholders, shareholder meetings are only held when certain matters, such as changes in fundamental policies or elections of directors/trustees, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting for the purpose of voting on the removal of any fund director or trustee. If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the fund will send or make available to you proxy materials that explain the matters to be decided and include instructions on voting by mail, telephone, or the Internet.

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Who runs the fund?

General Oversight

The fund is governed by a Board of Directors (the “Board”) that meets regularly to review fund investments, performance, expenses, and other business affairs. The Board elects the fund’s officers. At least 75% of Board members are independent of T. Rowe Price and its affiliates (the “Firm”).

All decisions regarding the purchase and sale of fund investments are made by T. Rowe Price—specifically by the fund’s portfolio manager.

Investment Adviser

T. Rowe Price is the fund’s investment adviser and oversees the selection of the fund’s investments and management of the fund’s portfolio. T. Rowe Price is a SEC-registered investment adviser that provides investment management services to individual and institutional investors, and sponsors and serves as adviser and sub-adviser to registered investment companies, institutional separate accounts, and common trust funds. The address for T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of September 30, 2015, the Firm had approximately $725 billion in assets under management and provided investment management services for more than 9 million individual and institutional investor accounts.

Portfolio Management

T. Rowe Price has established an Investment Advisory Committee with respect to the fund. The committee chairman has day-to-day responsibility for managing the fund’s portfolio and works with the committee in developing and executing the fund’s investment program. The members of the committee are as follows: Ken D. Uematsu, chairman, E. Frederick Bair, Neil Smith, Craig A. Thiese, and Michael T. Wehn. The following information provides the year that the chairman first joined the Firm and the chairman’s specific business experience during the past five years (although the chairman may have had portfolio management responsibilities for a longer period). Mr. Uematsu has been chairman of the committee since the fund’s inception in 2015. He joined the Firm in 1997 and his investment experience dates from that time. He has served as a portfolio manager with the Firm throughout the past five years. The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of fund shares.

The Management Fee

The fund pays T. Rowe Price an annual investment management fee of 0.12% based on the fund’s average daily net assets. The fund calculates and accrues the fee daily.

A discussion about the factors considered by the Board and its conclusions in approving the fund’s investment management contract with T. Rowe Price will appear in the fund’s semiannual report to shareholders for the period ending June 30, 2016.

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Fund Operations and Shareholder Services

T. Rowe Price and The Bank of New York Mellon, subject to the oversight of T. Rowe Price, each provide certain accounting services to the T. Rowe Price funds. T. Rowe Price Services, Inc. acts as the transfer and dividend disbursing agent and provides shareholder and administrative services to the funds. These companies receive compensation from the funds for their services.

MORE INFORMATION ABOUT THE FUND AND ITS INVESTMENT RISKS

Index investing provides investors with a convenient and relatively low-cost way to approximate the performance of a particular market. Because index funds generally are passively managed, their expenses tend to be lower than the average actively managed fund. In addition, lower turnover should result in smaller capital gain distributions, which can help to increase a fund’s after-tax returns.

Index funds are managed to track the return of a particular benchmark. Since fewer resources are devoted to researching stocks or bonds, and portfolio turnover (the buying and selling of securities) tends to be low, an index fund typically incurs lower costs than the average stock or bond fund. The typical stock or bond fund is actively managed, meaning the portfolio manager makes purchase and sell decisions based on a particular security’s prospects in pursuit of the fund’s investment objective. In addition, index funds are almost entirely invested in stocks or bonds while actively managed funds often hold cash for strategic and defensive purposes.

Since the fund is passively managed and seeks to remain fully invested at all times, assets will not be shifted from one stock or group of stocks to another based on their prospects, or from stocks into bonds or cash equivalents in an attempt to cushion the impact of a market decline. Therefore, actively managed funds may outperform this fund.

The fund is designed to track a specific segment of the U.S. stock market—whether it is rising or falling. Markets as a whole can decline for many reasons, including adverse political, social or economic developments in the U.S. or abroad, changes in investor psychology, or heavy institutional selling.

The fund attempts to track the mid-cap U.S. stock market by investing substantially all of its assets in proportion to the stocks represented in the Russell Select Midcap Index.

Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group. The fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group (“Russell”). Russell is not responsible for and has not reviewed the fund’s prospectus nor any associated literature or

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publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way changes the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

While most of the fund’s assets will be invested in common stocks represented in the fund’s index, the fund may also purchase stock index futures contracts. Investments in futures typically serve as a tool to manage cash flows into and out of the fund and maintain liquidity while being invested in the market, and may be used as an efficient means of gaining exposure to all or part of the fund’s index.

As with any mutual fund, there is no guarantee the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money when you sell your shares of the fund. Some particular risks affecting the fund include the following:

As with all equity funds, this fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political, social, or economic developments in the U.S. or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. Also, the fund’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

The fund may concentrate in a particular industry to the extent that the benchmark index concentrates in that industry. As a result, the fund may be less diversified than stock funds investing in a broader range of industries and could experience significant volatility. The benchmark index and the fund may at times have significant exposure to financial and information technology companies. However, the stock components of the benchmark index, and the degree to which these stocks represent specific industries or sectors, may change over time.

The stocks of mid-cap companies entail greater risk and are usually more volatile than the shares of larger companies. However, by being more focused in their business activities, these companies may be more responsive and better able to adapt to the changing needs of their markets than large companies. Mid-cap companies also tend to have greater resources, and therefore represent less risk, than small companies. They are usually mature enough to have established organizational structures and the depth of management needed to expand their operations. In addition, they generally have sufficient financial resources and access to capital to finance their growth.

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The fund is susceptible to some degree of tracking error, meaning the fund’s returns are likely to be slightly below those of its index because the fund incurs fees and transaction expenses, while the index has no fees or expenses. The timing of cash flows and a fund’s size can also influence returns. For example, a fund’s failure to reach a certain asset size may limit its ability to purchase all the stocks in the index and achieve full replication. Or, a large cash flow into or out of a fund may cause its return to deviate from the index.

Risks related to the fund’s use of futures contracts include possible illiquidity of the futures markets, contract prices that can be volatile and imperfectly correlated to movements in underlying security values, and potential losses in excess of the fund’s initial investment.

The risk of loss in trading futures contracts can be substantial because of the low margin deposits required and the potential volatility of the futures markets. A relatively small price movement in an open futures position could result in immediate and substantial loss (or gain) for the fund. In the event of adverse price movements, the fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the fund has insufficient cash reserves, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. Futures contracts may be closed out only on an exchange that provides a secondary market for such products and many futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. As a result, there can be no assurance that a liquid secondary market will exist for any particular futures product at any specific time and the fund could suffer losses if it is unable to close out a futures position.

Additional strategies and risks From time to time, other strategies may be employed that are not considered part of the fund’s principal investment strategies. The fund may occasionally purchase exchange-traded funds for various reasons such as to help realign the fund’s portfolio in proportion to its benchmark index or minimize any deviations in performance from its benchmark index, gain broad market or sector exposure while awaiting the purchase of underlying securities, or to limit the fund’s cash reserves. To the extent the fund invests in exchange-traded funds, the fund will bear its proportionate share of each exchange-traded fund’s fees and expenses. An investment in an exchange-traded fund involves substantially the same risks as investing directly in the exchange-traded fund’s underlying assets, although an exchange-traded fund may have greater price volatility than its underlying assets and its shares may be less liquid.

The fund may, to a limited extent, invest in other derivatives, such as options, that are consistent with its investment program. The use of derivatives exposes the fund to additional risks that are different from, and potentially greater than, investments in more traditional securities. Derivatives may not move in the direction anticipated by the portfolio manager and the fund could be exposed to significant losses if a counterparty fails to meet its obligations under the contract, although counterparty

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risk related to exchange-traded derivatives, such as options and futures contracts, is minimal because the exchange’s clearinghouse provides protection against defaults.

Recent regulations have changed the requirements related to the use of certain derivatives. Some of these new regulations have limited the availability of certain derivatives and made their use by funds more costly. It is expected that additional changes to the regulatory framework will occur, but the extent and impact of additional new regulations are not certain at this time.

The Statement of Additional Information contains more detailed information about the fund and its investments, operations, and expenses.

INVESTMENT POLICIES AND PRACTICES

This section takes a detailed look at some of the types of fund securities and the various kinds of investment practices that may be used in day-to-day portfolio management. Fund investments are subject to further restrictions and risks described in the Statement of Additional Information.

Shareholder approval is required to substantively change fund investment objectives. Shareholder approval is also required to change certain investment restrictions noted in the following section as “fundamental policies.” Portfolio managers also follow certain “operating policies” that can be changed without shareholder approval. Shareholders will receive at least 60 days’ prior notice of a change in the fund’s policy requiring it to normally invest at least 80% of its net assets in mid-cap stocks and stocks that are included in the fund’s benchmark index.

Fund holdings in certain kinds of investments cannot exceed maximum percentages as set forth in this prospectus and the Statement of Additional Information. For instance, there are limitations regarding fund investments in certain types of derivatives. While these restrictions provide a useful level of detail about fund investments, investors should not view them as an accurate gauge of the potential risk of such investments. For example, in a given period, a 5% investment in derivatives could have a significantly greater impact on a fund’s share price than its weighting in the portfolio. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all other fund investments.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time a fund purchases a security. The status, market value, maturity, credit quality, or other characteristics of a fund’s securities may change after they are purchased, and this may cause the amount of a fund’s assets invested in such securities to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur,

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it would not be considered a violation of the investment restriction and will not require the sale of an investment if it was proper at the time the investment was made (this exception does not apply to a fund’s borrowing policy or liquidity policy). However, purchases by a fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

Changes in fund holdings, fund performance, and the contribution of various investments to fund performance are discussed in the shareholder reports.

Types of Portfolio Securities

In seeking to meet its investment objective, fund investments may be made in any type of security or instrument (including certain potentially high-risk derivatives described in this section) whose investment characteristics are consistent with its investment program. The following pages describe various types of fund holdings and investment management practices.

The fund must normally invest at least 80% of its net assets in stocks that are included in its benchmark index.

Diversification As a fundamental policy, the fund will not purchase a security if, as a result, with respect to 75% of its total assets, more than 5% of the fund’s total assets would be invested in securities of a single issuer or more than 10% of the outstanding voting securities of the issuer would be held by the fund.

Industry Concentration As a fundamental policy, the fund will not invest more than 25% of total assets (concentrate) in any single industry except to the extent the fund’s benchmark index concentrates in that industry.

Fund investments are primarily in common stocks and, to a lesser degree, other types of securities as described as follows:

Common and Preferred Stocks

Stocks represent shares of ownership in a company. Generally, preferred stocks have a specified dividend rate and rank after bonds and before common stocks in their claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company’s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. Unlike common stock, preferred stock does not ordinarily carry voting rights. While most preferred stocks pay a dividend, a fund may decide to purchase preferred stock where the issuer has suspended, or is in danger of suspending, payment of its dividend.

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Futures and Options

Futures, a type of potentially high-risk derivative, are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Options, another type of potentially high-risk derivative, give the investor the right (when the investor purchases the option), or the obligation (when the investor “writes” or sells the option), to buy or sell an asset at a predetermined price in the future. Futures and options contracts may be bought or sold for any number of reasons, including to manage exposure to changes in securities prices, foreign currencies, and credit quality; as an efficient means of increasing or decreasing a fund’s exposure to a specific part or broad segment of the U.S. market or a foreign market; in an effort to enhance income; to improve risk-adjusted returns; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, futures, and financial indexes.

Futures and options contracts may not always be successful hedges; their prices can be highly volatile; using them could lower a fund’s total return; the potential loss from the use of futures can exceed a fund’s initial investment in such contracts; and the losses from certain options written by a fund could be unlimited.

Operating policies Initial margin deposits on futures and premiums on options used for non-hedging purposes will not exceed 5% of a fund’s net asset value. No more than 5% of total assets will be committed to premiums when purchasing call or put options. Investments in futures and options will not exceed 20% of the fund’s total assets.

Hybrid Instruments

Hybrid instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, security, or securities index. Such instruments may or may not bear interest or pay dividends. Under certain conditions, the redemption value of a hybrid could be zero.

Hybrids can have volatile prices and limited liquidity, and their use may not be successful.

Operating policy Fund investments in hybrid instruments are limited to 10% of total assets.

Investments in Other Investment Companies

A fund may invest in other investment companies, including open-end funds, closed-end funds, and exchange-traded funds.

A fund may purchase the securities of another investment company to temporarily gain exposure to a portion of the market while awaiting purchase of securities or as an efficient means of gaining exposure to a particular asset class. The fund might also

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purchase shares of another investment company to gain exposure to the securities in the investment company’s portfolio at times when the fund may not be able to buy those securities directly. Any investment in another investment company would be consistent with the fund’s objective and investment program.

The risks of owning another investment company are generally similar to the risks of investing directly in the securities in which that investment company invests. However, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the fund’s performance. In addition, because closed-end funds and exchange-traded funds trade on a secondary market, their shares may trade at a premium or discount to the actual net asset value of their portfolio securities and their shares may have greater volatility if an active trading market does not exist.

As a shareholder of another investment company, the fund must pay its pro-rata share of that investment company’s fees and expenses. The fund’s investments in non-T. Rowe Price investment companies are subject to the limits that apply to investments in other funds under the Investment Company Act of 1940 or under any applicable exemptive order.

Illiquid Securities

Some fund holdings may be considered illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold in the ordinary course of business within seven days at approximately the prices at which they are valued. The determination of liquidity involves a variety of factors. Illiquid securities may include private placements that are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered with the SEC. Although certain of these securities may be readily sold (for example, pursuant to Rule 144A under the Securities Act of 1933) and therefore deemed liquid, others may have resale restrictions and be considered illiquid. The sale of illiquid securities may involve substantial delays and additional costs, and a fund may only be able to sell such securities at prices substantially lower than what it believes they are worth.

Operating policy Fund investments in illiquid securities are limited to 15% of net assets. The 15% limit on illiquid securities applies at the time of purchase and continues thereafter.

Types of Investment Management Practices

Reserve Position

The fund may hold a certain portion of its assets in cash or cash equivalents. The fund’s reserve position can consist of shares of a T. Rowe Price internal money fund or short-term bond fund and U.S. and non-U.S. dollar-denominated money market securities, including repurchase agreements rated in the two highest rating categories that mature in one year or less. The reserve position provides flexibility in meeting redemptions, paying expenses and managing cash flows into a fund, and can serve as

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a short-term defense during periods of unusual market volatility. In order to respond to adverse market, economic, political, or other conditions, the fund may assume a temporary defensive position that is inconsistent with its principal investment objective and/or strategies and may invest, without limitation, in reserves. If a fund has significant holdings in reserves, it could compromise the fund’s ability to meet its obligations. Non-U.S. dollar reserves are subject to currency risk.

Borrowing Money and Transferring Assets

A fund may borrow from banks, other persons, and other T. Rowe Price funds for temporary emergency purposes to facilitate redemption requests, or for other purposes consistent with fund policies as set forth in this prospectus and the Statement of Additional Information. Such borrowings may be collateralized with fund assets, subject to restrictions.

Fundamental policy Borrowings may not exceed 33 1/3% of total assets. This limitation applies at the time of purchase and continues thereafter.

Operating policy A fund will not transfer portfolio securities as collateral except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33 1/3% of total assets. A fund will not purchase additional securities when borrowings exceed 5% of total assets.

Lending of Portfolio Securities

A fund may lend its securities to broker-dealers, other institutions, or other persons to earn additional income. Risks include the potential insolvency of the broker-dealer or other borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform as well as expected.

Fundamental policy The value of loaned securities may not exceed 33 1/3% of total assets.

Portfolio Turnover

Turnover is an indication of frequency of trading. A fund will not generally trade in securities for short-term profits, but when circumstances warrant, securities may be purchased and sold without regard to the length of time held. Each time a fund purchases or sells a security, it incurs a cost. This cost is reflected in its net asset value but not in its operating expenses. The higher the turnover rate, the higher the transaction costs and the greater the impact on a fund’s total return. Higher turnover can also increase the possibility of taxable capital gain distributions.

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DISCLOSURE OF FUND PORTFOLIO INFORMATION

Each T. Rowe Price fund’s portfolio holdings are disclosed on a regular basis in its semiannual and annual shareholder reports, and on Form N-Q, which is filed with the SEC within 60 days of the fund’s first and third fiscal quarter-end. The money funds also file detailed month-end portfolio holdings information with the SEC each month. Such information will be made available to the public 60 days after the end of the month to which the information pertains. In addition, the funds disclose their calendar quarter-end portfolio holdings on troweprice.com 15 calendar days after each quarter. Under certain conditions, up to 5% of a fund’s holdings may be included in this portfolio list without being individually identified. Generally, securities would not be individually identified if they are being actively bought or sold and it is determined that the quarter-end disclosure of the holding could be harmful to the fund. A security will not be excluded for these purposes from a fund’s quarter-end holdings disclosure for more than one year. Money funds also disclose their month-end portfolio holdings on troweprice.com five business days after each month. The quarter-end portfolio holdings will remain on the website for one year and the month-end money fund portfolio holdings will remain on the website for six months. Each fund also discloses its 10 largest holdings on troweprice.com on the seventh business day after each month-end. These holdings are listed in alphabetical order along with the aggregate percentage of the fund’s total assets that these 10 holdings represent. Each monthly top 10 list will remain on the website for six months. A description of T. Rowe Price’s policies and procedures with respect to the disclosure of portfolio information is available in the Statement of Additional Information and through troweprice.com.

RIGHTS RESERVED BY THE FUNDS

T. Rowe Price funds and their agents, in their sole discretion, reserve the following rights: (1) to add, waive or lower investment minimums; (2) to accept initial purchases by telephone; (3) to refuse any purchase or exchange order; (4) to cancel or rescind any purchase or exchange order placed through an intermediary no later than the business day after the order is received by the intermediary (including, but not limited to, orders deemed to result in excessive trading, market timing, or 5% ownership); (5) to cease offering fund shares at any time to all or certain groups of investors; (6) to freeze any account and suspend account services when notice has been received of a dispute regarding the ownership of the account, or a legal claim against an account, upon initial notification to T. Rowe Price of a shareholder’s death until T. Rowe Price receives required documentation in correct form, or if there is reason to believe a fraudulent transaction may occur; (7) to otherwise modify the conditions of purchase and modify or terminate any services at any time; (8) to waive any wire, small account, maintenance, or fiduciary fees charged to a group of

More About the Fund	23

shareholders; (9) to act on instructions reasonably believed to be genuine; (10) to involuntarily redeem an account at the net asset value calculated the day the account is redeemed, in cases of suspected fraudulent or illegal activity, or in the event you terminate your investment advisory agreement with T. Rowe Price, or if the fund or its agent is unable, through its procedures, to verify the identity of the person(s) or entity opening an account; and (11) for money funds, to suspend redemptions and postpone the payment of proceeds to facilitate an orderly liquidation of the fund.

A Statement of Additional Information for the T. Rowe Price family of funds, which includes additional information about the funds, has been filed with the SEC and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager’s recent investment strategies and their impact on performance during the past fiscal year, will appear in the annual and semiannual shareholder reports once they are available.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the SEC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, U.S. Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549-1520.

T. Rowe Price Associates, Inc.

100 East Pratt Street

Baltimore, MD 21202

1940 Act File No. 811-5986      11/20/15

PROSPECTUS

November 20, 2015

T. Rowe Price Small-Cap Index Fund

An index fund seeking to match the performance of small-cap U.S. stocks. The fund is not available for direct purchase by the public.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

1	Summary

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the Federal Deposit Insurance Corporation, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

Small-Cap Index Fund 1
2	Information About Accounts in T. Rowe Price Funds
Pricing Shares and Receiving Sale Proceeds 6 Useful Information on Distributions and Taxes 8 Transaction Procedures and Special Requirements 10
3	More About the Fund
Organization and Management 12 More Information About the Fund and Its Investment Risks 14 Investment Policies and Practices 17 Disclosure of Fund Portfolio Information 21 Rights Reserved by the Funds 22

SUMMARY

Investment Objective

The fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization U.S. stocks.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Fees and Expenses of the Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.14%

Other expenses	5.38%[a]

Total annual fund operating expenses	5.52%

Fee waiver/expense reimbursement	(5.18)%[b]

Total annual fund operating expenses after fee waiver/expense reimbursement	0.34%[b]

a Other expenses are estimated for the current fiscal year.

b T. Rowe Price Associates, Inc. has agreed (through April 30, 2018) to waive its fees and/or bear any expenses (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses and acquired fund fees) that would cause the fund’s ratio of expenses to average daily net assets to exceed 0.34%. Termination of the agreement would require approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the fund’s expense ratio is below 0.34%. However, no reimbursement will be made more than three years after the waiver or payment, or if it would result in the expense ratio exceeding 0.34% (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses and acquired fund fees).

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, the fund’s operating expenses remain the same, and the expense limitation currently in place is not renewed. The figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years
$35	$457

Portfolio Turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual

T. Rowe Price	2

fund operating expenses or in the example, affect the fund’s performance. A portfolio turnover rate is not shown since the fund had not commenced operations during its most recent fiscal year.

Investments, Risks, and Performance

Principal Investment Strategies The fund attempts to track the investment return of small-capitalization U.S. stocks by seeking to match the performance of the Russell 2000® Index (“benchmark index”). The fund seeks to employ a full replication strategy, which involves investing substantially all of its assets in all of the stocks in the benchmark index and seeking to maintain holdings of each stock in proportion to its weight in the index.

Under normal conditions, the fund invests at least 80% of its net assets (including any borrowings for investment purposes) in small-cap stocks and in stocks that are included in its benchmark index. The fund defines small-cap stocks as those whose market capitalization, at the time of purchase, falls within the range of its benchmark index. As of September 30, 2015, the market capitalization range for the benchmark index was approximately $38 million to $5.15 billion. T. Rowe Price compares the composition of the fund to that of the index. If a material misweighting develops, the portfolio manager seeks to rebalance the portfolio in an effort to realign the fund with the benchmark index.

The Russell 2000 Index, which is constructed by the Russell Investment Group, is a well-known small-cap stock index that is designed to measure the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2,000 small-cap U.S. securities based on a combination of their market capitalization and index membership, without consideration to a growth or value style. Some of the securities included in the benchmark index may be considered micro-cap securities. The benchmark index is constructed to provide an unbiased small-cap barometer and is reconstituted periodically to ensure larger stocks do not distort the performance and characteristics of the small-cap opportunity set. The benchmark index and the fund may at times have significant exposure to financial, healthcare, and information technology companies. However, the stock components of the benchmark index, and the degree to which these stocks represent specific industries or sectors, may change over time.

While most assets will be invested in common stocks, the fund may also purchase stock index futures contracts. Futures would typically be used to reduce cash balances in the fund and increase the level of fund assets exposed to common stocks represented in the fund’s benchmark index, or as an efficient means of gaining small-cap stock exposure.

While there is no guarantee, the correlation between the fund and its benchmark index is expected to be at least 0.95. A correlation of 1.00 indicates that the returns of the fund and the index will always move in the same direction (but not necessarily

Summary	3

by the same amount). A correlation of 0.00 would mean price movements in the fund are unrelated to movements in the index.

The fund may sell securities to better align its portfolio with the characteristics of its benchmark index or to satisfy redemption requests. The fund will generally seek to sell specific securities that have been removed from the benchmark index within a reasonable timeframe taking into consideration market conditions.

Principal Risks As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Risks of U.S. stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the U.S. stock market, such as when the U.S. financial markets decline, or because of factors that affect a particular company or industry.

Small-cap stock risk Investing primarily in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment. Because the fund invests primarily in securities issued by small-cap companies, and to a lesser extent, micro-cap companies, the fund is likely to be more volatile than a fund that focuses on securities issued by larger companies. Small and micro -cap companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. In addition, smaller companies are typically more sensitive to changes in overall economic conditions and their securities may be difficult to trade. Micro-cap stocks may be even more thinly traded, making it difficult for the fund to buy, sell and value their shares.

Index investing risk Because the fund is passively managed and seeks to match the performance of its benchmark index, holdings are generally not reallocated based on changes in market conditions or outlook for a specific security, industry, or market sector. As a result, the fund’s performance may lag the performance of actively managed funds.

Tracking error The returns of the fund are expected to be slightly below the returns of its benchmark index (referred to as “tracking error”) because the fund incurs fees and transaction expenses while the index has no fees or expenses. The risk of tracking error is increased to the extent the fund is unable to fully replicate its benchmark index, which could result from changes in the composition of the index or the timing of purchases and redemptions of fund shares.

T. Rowe Price	4

Industry risk To the extent the benchmark index and the fund have significant exposure to specific industries or sectors, the fund may be more susceptible to developments affecting those industries and sectors. For example, the fund may at times have significant investments in financial, healthcare, and information technology companies, which could result in the fund performing poorly during a downturn in one or more of the industries that heavily impact financial, healthcare, or information technology companies. The profitability of financial companies can be adversely affected by, among other things, regulatory changes, the availability of capital and cost to borrow, the rate of debt defaults, interest rates, and price competition. Companies in the healthcare sector may be affected by, among other things, regulatory changes, the expiration of a company’s patents, rising costs of medical products and services, pricing pressure, limited number of products, and changes in technologies. Information technology companies face intense competition, may have limited financial resources, personnel or product lines, their products may face obsolescence due to rapid technological developments, and the loss or impairment of their patent and intellectual property rights may adversely affect their profitability.

Futures risk The fund’s use of stock index futures exposes it to potential volatility and losses in excess of direct investments in the contract’s underlying assets. The values of the fund’s positions in index futures tend to fluctuate in response to changes in the value of the underlying index, which exposes the fund to the risk that the underlying index will not move in a direction that is favorable to the fund. While the value of a stock index futures contract tends to correlate with the value of the underlying index, differences between the futures market and the value of the underlying index may result in an imperfect correlation. Since losses could result from market movement, the fund may need to sell other portfolio securities at disadvantageous times in order to meet daily margin requirements. The futures markets may experience reduced liquidity, which could result in losses to the fund and cause the fund to be unable to settle its futures positions.

Performance Because the fund commenced operations in 2015, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information may be obtained by calling 1-800-638-8790.

Management

Investment Adviser T. Rowe Price Associates, Inc. (T. Rowe Price)

Portfolio Manager	Title	Managed Fund Since	Joined Investment Adviser
Ken D. Uematsu	Chairman of Investment Advisory Committee	2015	1997

Summary	5

Purchase and Sale of Fund Shares

The fund is not available for direct purchase by members of the public. All investments in the fund must be made by T. Rowe Price or one of its affiliated investment advisers on behalf of mutual funds, 529 plans, or other institutional client accounts for which T. Rowe Price or its affiliate has discretionary investment authority.

There is no minimum amount required for initial or subsequent purchases. Shares of the fund may be purchased, redeemed, or exchanged on any day the New York Stock Exchange is open for business.

Tax Information

Any dividends or capital gains are declared and paid annually, usually in December. Redemptions or exchanges of fund shares and distributions by the fund, whether or not you reinvest these amounts in additional fund shares, may be taxed as ordinary income or capital gains unless you invest through a tax-deferred account (although you may be taxed upon withdrawal from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund is not publicly available or held through intermediaries. As a result, the fund and its investment adviser do not pay broker-dealers or other financial intermediaries for sales or related services of the fund’s shares.

Information About Accounts in T. Rowe Price Funds	2

The following policies and procedures generally apply to Investor Class and I Class accounts in the fund. Please note that the fund is not available for direct purchase by the public and may not be held or traded through financial intermediaries.

PRICING SHARES AND RECEIVING SALE PROCEEDS

How and When Shares Are Priced

The share price, also called the “net asset value,” for each share class of a fund is calculated at the close of the New York Stock Exchange (normally 4 p.m. ET) each day that the exchange is open for business. To calculate the net asset value, the fund’s assets are valued and totaled; liabilities are subtracted; and each class’ proportionate share of the balance, called net assets, is divided by the number of shares outstanding. Market values are used to price portfolio holdings for which market quotations are readily available. Market values generally reflect the prices at which securities actually trade or represent prices that have been adjusted based on evaluations and information provided by the fund’s pricing services. If a market value for a security is not available or normal valuation procedures are deemed to be inappropriate, the fund will make a good faith effort to assign a fair value to the security by taking into account various factors and methodologies that have been approved by the fund’s Board of Directors/Trustees. This value may differ from the value the fund receives upon sale of the securities. Investments in other mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

Non-U.S. equity securities are valued on the basis of their most recent closing market prices at 4 p.m. ET, except under the circumstances described below. Most foreign markets close before 4 p.m. ET. For example, the most recent closing prices for securities traded in certain Asian markets may be as much as 15 hours old at 4 p.m. ET. If a fund determines that developments between the close of a foreign market and the close of the New York Stock Exchange will, in its judgment, materially affect the value of some or all of the fund’s securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. In deciding whether to make these adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value certain securities or a group of securities in other situations—for example, when a particular foreign market is closed but the fund is open. For a fund that has investments in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the fund does not price its

Information About Accounts in T. Rowe Price Funds	7

shares, the fund’s net asset value may change on days when shareholders will not be able to purchase or redeem the fund’s shares.

The fund uses various pricing services to provide it with closing market prices and information used for adjusting those prices and to value most fixed income securities. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices. The fund also evaluates a variety of factors when assigning fair values to private placements and other restricted securities. Other mutual funds may adjust the prices of their securities by different amounts or assign different fair values than the fair value that the fund assigns to the same security.

How Your Purchase, Sale, or Exchange Price Is Determined

If your request is received by T. Rowe Price or its agent in correct form by the close of the New York Stock Exchange (normally 4 p.m. ET), your transaction will be priced at that business day’s net asset value. If your request is received by T. Rowe Price or its agent after the close of the New York Stock Exchange, your transaction will be priced at the next business day’s net asset value.

The funds generally do not accept orders that request a particular day or price for a transaction or any other special conditions. However, the funds reserve the right to accept orders that are unaccompanied by payment. Payment for these shares must be received by the time designated by the funds.

Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET. In the event of an emergency closing, a fund’s shareholders will receive the next share price calculated by the fund.

How You Can Receive the Proceeds From a Sale

If your request is received in correct form by T. Rowe Price on a business day prior to the close of the New York Stock Exchange, proceeds are typically sent by bank wire on either that same day or the next business day.

Exception Under certain circumstances, and when deemed to be in a fund’s best interest, your proceeds may not be sent for up to seven calendar days after we receive your redemption request (for example, to protect the fund’s shareholders in the event of significant redemption activity). Under certain limited circumstances, the Board of Directors/Trustees of a money fund may elect to suspend redemptions and postpone payment of redemption proceeds in order to facilitate an orderly liquidation of the money fund.

T. Rowe Price	8

USEFUL INFORMATION ON DISTRIBUTIONS AND TAXES

Each fund intends to qualify to be treated each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. In order to qualify, a fund must satisfy certain income, diversification, and distribution requirements. A regulated investment company is not subject to U.S. federal income tax at the portfolio level on income and gains from investments that are distributed to shareholders. However, if a fund were to fail to qualify as a regulated investment company and was ineligible to or otherwise did not cure such failure, the result would be fund-level taxation and, consequently, a reduction in income available for distribution to the fund’s shareholders.

To the extent possible, all net investment income and realized capital gains are distributed to shareholders.

Dividends and Other Distributions

Dividend and capital gain distributions are reinvested in additional fund shares unless another option is selected. Reinvesting distributions results in compounding, which allows you to receive dividends and capital gain distributions on an increasing number of shares.

Dividends for the funds, if any, are declared and paid annually, generally in December, to all shareholders who were shareholders on the dividend record date.

Capital Gain Payments

A capital gain or loss is the difference between the purchase and sale price of a security. If a fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month. If a second distribution is necessary, it is paid the following year.

Tax Information

Any necessary tax information will be provided no later than mid-February.

Tax forms are generally issued to fund shareholders when:

• Fund shares are sold, including exchanges from one fund to another.

• A fund declares dividend or capital gain distributions.

For corporate shareholders, a portion of ordinary dividends may be eligible for the 70% deduction for dividends received by corporations to the extent the fund’s income consists of dividends paid by U.S. corporations. Little, if any, of the ordinary dividends paid by funds is expected to qualify for this deduction.

Taxes on Fund Redemptions

When you sell shares in any fund, you may realize a gain or loss. An exchange from one fund to another is also a sale for tax purposes.

Information About Accounts in T. Rowe Price Funds	9

Taxes on Fund Distributions

If applicable, Form 1099-DIV or other Internal Revenue Service forms, as required, indicating the tax status of any income dividends, dividends exempt from federal income taxes, and capital gain distributions will be made available no later than mid-February. This information will be reported to the Internal Revenue Service. Taxable distributions are generally taxable to you in the year in which they are paid. Your bond or money fund dividends for each calendar year will include dividends accrued up to the first business day of the next calendar year. You will be sent any additional information you need to determine your taxes on fund distributions, such as the portion of your dividends, if any, that may be exempt from state and local income taxes.

The tax treatment of a capital gain distribution is determined by how long the fund held the portfolio securities, not how long you held the shares in the fund. Short-term (one year or less) capital gain distributions are taxable at the same rate as ordinary income, and gains on securities held more than one year are taxed at the lower rates applicable to long-term capital gains. If you realized a loss on the sale or exchange of fund shares that you held six months or less, your short-term capital loss must be reclassified as a long-term capital loss to the extent of any long-term capital gain distributions received during the period you held the shares.

Taxable distributions are subject to tax whether reinvested in additional shares or received in cash.

Tax Consequences of Hedging

Entering into certain transactions involving options, futures, swaps, and forward currency exchange contracts may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in a fund being required to distribute gains on such transactions even though it did not close the contracts during the year or receive cash to pay such distributions. The fund may not be able to reduce its distributions for losses on such transactions to the extent of unrealized gains in offsetting positions.

Tax Effect of Buying Shares Before an Income Dividend or Capital Gain Distribution

If you buy shares shortly before or on the “record date”—the date that establishes you as the person to receive the upcoming distribution—you may receive a portion of the money you just invested in the form of a taxable distribution. Therefore, you may wish to find out a fund’s record date before investing. In addition, a fund’s share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the fund has a negative return.

T. Rowe Price	10

TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS

Following these procedures helps assure timely and accurate transactions.

Purchase Conditions

Nonpayment The funds and their agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

U.S. Dollars All purchases must be paid for in U.S. dollars; checks must be drawn on U.S. banks.

Large Sale (Redemption) Conditions Large redemptions (for example, $250,000 or more) can adversely affect a portfolio manager’s ability to implement a fund’s investment strategy by causing the premature sale of securities that would otherwise be held longer. Therefore, the fund reserves the right (without prior notice) to pay all or part of redemption proceeds with securities from the fund’s portfolio rather than in cash (“redemption in-kind”). If this occurs, the securities will be selected by the fund in its absolute discretion, and the redeeming shareholder or account will be responsible for disposing of the securities and bearing any associated costs and risks (for example, market risks until the securities are disposed of).

Excessive and Short-Term Trading Policy

Frequent purchases and redemptions of fund shares may disrupt a fund’s portfolio management strategies, increase a fund’s trading costs, and negatively affect the fund’s performance. The Boards of Directors/Trustees of the T. Rowe Price funds have adopted policies that are designed to deter excessive transactions and short-term trading activity that can be harmful to the funds and their shareholders.

Shares of T. Rowe Price funds that are purchased by another T. Rowe Price fund, or purchased by discretionary accounts managed by T. Rowe Price or one of its affiliates, are not subject to the T. Rowe Price funds’ excessive trading policies and trading limits. Therefore, because the fund may be purchased only by other T. Rowe Price funds or on behalf of T. Rowe Price client accounts, the fund is exempt from the T. Rowe Price funds’ excessive and short-term trading policy.

Signature Guarantees

A Medallion signature guarantee is designed to protect you and the T. Rowe Price funds from fraud by verifying your signature.

You may need to have your signature guaranteed in certain situations, such as:

• Written requests: (1) to redeem over $100,000 for Investor Class shares or $5 million for I Class shares or (2) in the case of Investor Class shares, to wire redemption proceeds when prior bank account authorization is not on file.

• Remitting redemption proceeds to any person, address, or bank account not on file.

Information About Accounts in T. Rowe Price Funds	11

• Transferring redemption proceeds to a T. Rowe Price fund account with a different registration (name or ownership) from yours.

• Establishing certain services after the account is opened.

The signature guarantee must be obtained from a financial institution that is a participant in a Medallion signature guarantee program. You can obtain a Medallion signature guarantee from most banks, savings institutions, broker-dealers, and other guarantors acceptable to T. Rowe Price. When obtaining a Medallion signature guarantee, please discuss with the guarantor the dollar amount of your proposed transaction. It is important that the level of coverage provided by the guarantor’s stamp covers the dollar amount of the transaction or it may be rejected. We cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

More About the Fund	3

ORGANIZATION AND MANAGEMENT

How is the fund organized?

T. Rowe Price Index Trust, Inc. (the “Corporation”) was incorporated in Maryland in 1989. Currently, the Corporation consists of five series. Each series is an “open-end management investment company,” or mutual fund. Mutual funds pool money received from shareholders and invest it to try to achieve specified objectives.

Shareholders have benefitted from T. Rowe Price’s investment management experience since 1937.

What is meant by “shares”?

As with all mutual funds, investors purchase shares when they put money in a fund. These shares are part of a fund’s authorized capital stock, but share certificates are not issued.

Each share and fractional share entitles the shareholder to:

• Receive a proportional interest in income and capital gain distributions. For funds with multiple share classes, the income dividends for each share class will generally differ from those of other share classes to the extent that the expense ratios of the classes differ.

• Cast one vote per share on certain fund matters, including the election of fund directors/trustees, changes in fundamental policies, or approval of material changes to the fund’s management contract.

Do T. Rowe Price funds have annual shareholder meetings?

The funds are not required to hold regularly scheduled shareholder meetings. To avoid unnecessary costs to fund shareholders, shareholder meetings are only held when certain matters, such as changes in fundamental policies or elections of directors/trustees, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting for the purpose of voting on the removal of any fund director or trustee. If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the fund will send or make available to you proxy materials that explain the matters to be decided and include instructions on voting by mail, telephone, or the Internet.

Who runs the fund?

General Oversight

The fund is governed by a Board of Directors (the “Board”) that meets regularly to review fund investments, performance, expenses, and other business affairs. The

More About the Fund	13

Board elects the fund’s officers. At least 75% of Board members are independent of T. Rowe Price and its affiliates (the “Firm”).

All decisions regarding the purchase and sale of fund investments are made by T. Rowe Price—specifically by the fund’s portfolio manager.

Investment Adviser

T. Rowe Price is the fund’s investment adviser and oversees the selection of the fund’s investments and management of the fund’s portfolio. T. Rowe Price is a SEC-registered investment adviser that provides investment management services to individual and institutional investors, and sponsors and serves as adviser and sub-adviser to registered investment companies, institutional separate accounts, and common trust funds. The address for T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of September 30, 2015, the Firm had approximately $725 billion in assets under management and provided investment management services for more than 9 million individual and institutional investor accounts.

Portfolio Management

T. Rowe Price has established an Investment Advisory Committee with respect to the fund. The committee chairman has day-to-day responsibility for managing the fund’s portfolio and works with the committee in developing and executing the fund’s investment program. The members of the committee are as follows: Ken D. Uematsu, chairman, E. Frederick Bair, Neil Smith, Craig A. Thiese, and Michael T. Wehn. The following information provides the year that the chairman first joined the Firm and the chairman’s specific business experience during the past five years (although the chairman may have had portfolio management responsibilities for a longer period). Mr. Uematsu has been chairman of the committee since the fund’s inception in 2015. He joined the Firm in 1997 and his investment experience dates from that time. He has served as a portfolio manager with the Firm throughout the past five years. The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of fund shares.

The Management Fee

The fund pays T. Rowe Price an annual investment management fee of 0.14% based on the fund’s average daily net assets. The fund calculates and accrues the fee daily.

A discussion about the factors considered by the Board and its conclusions in approving the fund’s investment management contract with T. Rowe Price will appear in the fund’s semiannual report to shareholders for the period ending June 30, 2016.

Fund Operations and Shareholder Services

T. Rowe Price and The Bank of New York Mellon, subject to the oversight of T. Rowe Price, each provide certain accounting services to the T. Rowe Price funds. T. Rowe Price Services, Inc. acts as the transfer and dividend disbursing agent and provides

T. Rowe Price	14

shareholder and administrative services to the funds. These companies receive compensation from the funds for their services.

MORE INFORMATION ABOUT THE FUND AND ITS INVESTMENT RISKS

Index investing provides investors with a convenient and relatively low-cost way to approximate the performance of a particular market. Because index funds generally are passively managed, their expenses tend to be lower than the average actively managed fund. In addition, lower turnover should result in smaller capital gain distributions, which can help to increase a fund’s after-tax returns.

Index funds are managed to track the return of a particular benchmark. Since fewer resources are devoted to researching stocks or bonds, and portfolio turnover (the buying and selling of securities) tends to be low, an index fund typically incurs lower costs than the average stock or bond fund. The typical stock or bond fund is actively managed, meaning the portfolio manager makes purchase and sell decisions based on a particular security’s prospects in pursuit of the fund’s investment objective. In addition, index funds are almost entirely invested in stocks or bonds while actively managed funds often hold cash for strategic and defensive purposes.

Since the fund is passively managed and seeks to remain fully invested at all times, assets will not be shifted from one stock or group of stocks to another based on their prospects, or from stocks into bonds or cash equivalents in an attempt to cushion the impact of a market decline. Therefore, actively managed funds may outperform this fund.

The fund is designed to track a specific segment of the U.S. stock market—whether it is rising or falling. Markets as a whole can decline for many reasons, including adverse political, social or economic developments in the U.S. or abroad, changes in investor psychology, or heavy institutional selling.

The fund attempts to track the small-cap U.S. stock market by investing substantially all of its assets in proportion to the stocks represented in the Russell 2000 Index. The fund may invest in micro-cap companies to the extent they are included in the benchmark index.

Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group. The fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group (“Russell”). Russell is not responsible for and has not reviewed the fund’s prospectus nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

More About the Fund	15

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way changes the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

While most of the fund’s assets will be invested in common stocks represented in the fund’s index, the fund may also purchase stock index futures contracts. Investments in futures typically serve as a tool to manage cash flows into and out of the fund and maintain liquidity while being invested in the market, and may be used as an efficient means of gaining exposure to all or part of the fund’s index.

As with any mutual fund, there is no guarantee the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money when you sell your shares of the fund. Some particular risks affecting the fund include the following:

As with all equity funds, this fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political, social, or economic developments in the U.S. or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. Also, the fund’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

The fund may concentrate in a particular industry to the extent that the benchmark index concentrates in that industry. As a result, the fund may be less diversified than stock funds investing in a broader range of industries and could experience significant volatility. The benchmark index and the fund may at times have significant exposure to financial, healthcare, and information technology companies. However, the stock components of the benchmark index, and the degree to which these stocks represent specific industries or sectors, may change over time.

Investing in small companies involves greater risk than investing in larger companies. Stocks of small companies are subject to more abrupt or erratic price movements than larger-company stocks. Small companies often have narrower product lines, more limited financial resources and trading markets, and that managements may lack depth and experience. Such companies seldom pay significant dividends that could help to cushion returns in a falling market.

The stocks of small companies can be illiquid. In such cases, the fund may have difficulty selling holdings or may only be able to sell the holdings at prices substantially less than what the fund believes they are worth.

The fund is susceptible to some degree of tracking error, meaning the fund’s returns are likely to be slightly below those of its index because the fund incurs fees and

T. Rowe Price	16

transaction expenses, while the index has no fees or expenses. The timing of cash flows and a fund’s size can also influence returns. For example, a fund’s failure to reach a certain asset size may limit its ability to purchase all the stocks in the index and achieve full replication. Or, a large cash flow into or out of a fund may cause its return to deviate from the index.

Risks related to the fund’s use of futures contracts include possible illiquidity of the futures markets, contract prices that can be volatile and imperfectly correlated to movements in underlying security values, and potential losses in excess of the fund’s initial investment.

The risk of loss in trading futures contracts can be substantial because of the low margin deposits required and the potential volatility of the futures markets. A relatively small price movement in an open futures position could result in immediate and substantial loss (or gain) for the fund. In the event of adverse price movements, the fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the fund has insufficient cash reserves, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. Futures contracts may be closed out only on an exchange that provides a secondary market for such products and many futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. As a result, there can be no assurance that a liquid secondary market will exist for any particular futures product at any specific time and the fund could suffer losses if it is unable to close out a futures position.

Additional strategies and risks From time to time, other strategies may be employed that are not considered part of the fund’s principal investment strategies. The fund may occasionally purchase exchange-traded funds for various reasons such as to help realign the fund’s portfolio in proportion to its benchmark index or minimize any deviations in performance from its benchmark index, gain broad market or sector exposure while awaiting the purchase of underlying securities, or to limit the fund’s cash reserves. To the extent the fund invests in exchange-traded funds, the fund will bear its proportionate share of each exchange-traded fund’s fees and expenses. An investment in an exchange-traded fund involves substantially the same risks as investing directly in the exchange-traded fund’s underlying assets, although an exchange-traded fund may have greater price volatility than its underlying assets and its shares may be less liquid.

The fund may, to a limited extent, invest in other derivatives, such as options, that are consistent with its investment program. The use of derivatives exposes the fund to additional risks that are different from, and potentially greater than, investments in more traditional securities. Derivatives may not move in the direction anticipated by the portfolio manager and the fund could be exposed to significant losses if a counterparty fails to meet its obligations under the contract, although counterparty risk related to exchange-traded derivatives, such as options and futures contracts, is minimal because the exchange’s clearinghouse provides protection against defaults.

More About the Fund	17

Recent regulations have changed the requirements related to the use of certain derivatives. Some of these new regulations have limited the availability of certain derivatives and made their use by funds more costly. It is expected that additional changes to the regulatory framework will occur, but the extent and impact of additional new regulations are not certain at this time.

The Statement of Additional Information contains more detailed information about the fund and its investments, operations, and expenses.

INVESTMENT POLICIES AND PRACTICES

This section takes a detailed look at some of the types of fund securities and the various kinds of investment practices that may be used in day-to-day portfolio management. Fund investments are subject to further restrictions and risks described in the Statement of Additional Information.

Shareholder approval is required to substantively change fund investment objectives. Shareholder approval is also required to change certain investment restrictions noted in the following section as “fundamental policies.” Portfolio managers also follow certain “operating policies” that can be changed without shareholder approval. Shareholders will receive at least 60 days’ prior notice of a change in the fund’s policy requiring it to normally invest at least 80% of its net assets in small-cap stocks and stocks that are included in the fund’s benchmark index.

Fund holdings in certain kinds of investments cannot exceed maximum percentages as set forth in this prospectus and the Statement of Additional Information. For instance, there are limitations regarding fund investments in certain types of derivatives. While these restrictions provide a useful level of detail about fund investments, investors should not view them as an accurate gauge of the potential risk of such investments. For example, in a given period, a 5% investment in derivatives could have a significantly greater impact on a fund’s share price than its weighting in the portfolio. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all other fund investments.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time a fund purchases a security. The status, market value, maturity, credit quality, or other characteristics of a fund’s securities may change after they are purchased, and this may cause the amount of a fund’s assets invested in such securities to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction and will not require the sale of an investment if it was proper at the time the investment was made (this exception does not apply to a fund’s borrowing policy or liquidity policy).

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However, purchases by a fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

Changes in fund holdings, fund performance, and the contribution of various investments to fund performance are discussed in the shareholder reports.

Types of Portfolio Securities

In seeking to meet its investment objective, fund investments may be made in any type of security or instrument (including certain potentially high-risk derivatives described in this section) whose investment characteristics are consistent with its investment program. The following pages describe various types of fund holdings and investment management practices.

The fund must normally invest at least 80% of its net assets in stocks that are included in its benchmark index.

Diversification As a fundamental policy, the fund will not purchase a security if, as a result, with respect to 75% of its total assets, more than 5% of the fund’s total assets would be invested in securities of a single issuer or more than 10% of the outstanding voting securities of the issuer would be held by the fund.

Industry Concentration As a fundamental policy, the fund will not invest more than 25% of total assets (concentrate) in any single industry except to the extent the fund’s benchmark index concentrates in that industry.

Fund investments are primarily in common stocks and, to a lesser degree, other types of securities as described as follows:

Common and Preferred Stocks

Stocks represent shares of ownership in a company. Generally, preferred stocks have a specified dividend rate and rank after bonds and before common stocks in their claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company’s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. Unlike common stock, preferred stock does not ordinarily carry voting rights. While most preferred stocks pay a dividend, a fund may decide to purchase preferred stock where the issuer has suspended, or is in danger of suspending, payment of its dividend.

Futures and Options

Futures, a type of potentially high-risk derivative, are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Options, another type of potentially high-risk derivative, give the investor the right (when the investor purchases the option), or the obligation (when

More About the Fund	19

the investor “writes” or sells the option), to buy or sell an asset at a predetermined price in the future. Futures and options contracts may be bought or sold for any number of reasons, including to manage exposure to changes in securities prices, foreign currencies, and credit quality; as an efficient means of increasing or decreasing a fund’s exposure to a specific part or broad segment of the U.S. market or a foreign market; in an effort to enhance income; to improve risk-adjusted returns; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, futures, and financial indexes.

Futures and options contracts may not always be successful hedges; their prices can be highly volatile; using them could lower a fund’s total return; the potential loss from the use of futures can exceed a fund’s initial investment in such contracts; and the losses from certain options written by a fund could be unlimited.

Operating policies Initial margin deposits on futures and premiums on options used for non-hedging purposes will not exceed 5% of a fund’s net asset value. No more than 5% of total assets will be committed to premiums when purchasing call or put options. Investments in futures and options will not exceed 20% of the fund’s total assets.

Hybrid Instruments

Hybrid instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, security, or securities index. Such instruments may or may not bear interest or pay dividends. Under certain conditions, the redemption value of a hybrid could be zero.

Hybrids can have volatile prices and limited liquidity, and their use may not be successful.

Operating policy Fund investments in hybrid instruments are limited to 10% of total assets.

Investments in Other Investment Companies

A fund may invest in other investment companies, including open-end funds, closed-end funds, and exchange-traded funds.

A fund may purchase the securities of another investment company to temporarily gain exposure to a portion of the market while awaiting purchase of securities or as an efficient means of gaining exposure to a particular asset class. The fund might also purchase shares of another investment company to gain exposure to the securities in the investment company’s portfolio at times when the fund may not be able to buy those securities directly. Any investment in another investment company would be consistent with the fund’s objective and investment program.

T. Rowe Price	20

The risks of owning another investment company are generally similar to the risks of investing directly in the securities in which that investment company invests. However, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the fund’s performance. In addition, because closed-end funds and exchange-traded funds trade on a secondary market, their shares may trade at a premium or discount to the actual net asset value of their portfolio securities and their shares may have greater volatility if an active trading market does not exist.

As a shareholder of another investment company, the fund must pay its pro-rata share of that investment company’s fees and expenses. The fund’s investments in non-T. Rowe Price investment companies are subject to the limits that apply to investments in other funds under the Investment Company Act of 1940 or under any applicable exemptive order.

Illiquid Securities

Some fund holdings may be considered illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold in the ordinary course of business within seven days at approximately the prices at which they are valued. The determination of liquidity involves a variety of factors. Illiquid securities may include private placements that are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered with the SEC. Although certain of these securities may be readily sold (for example, pursuant to Rule 144A under the Securities Act of 1933) and therefore deemed liquid, others may have resale restrictions and be considered illiquid. The sale of illiquid securities may involve substantial delays and additional costs, and a fund may only be able to sell such securities at prices substantially lower than what it believes they are worth.

Operating policy Fund investments in illiquid securities are limited to 15% of net assets. The 15% limit on illiquid securities applies at the time of purchase and continues thereafter.

Types of Investment Management Practices

Reserve Position

The fund may hold a certain portion of its assets in cash or cash equivalents. The fund’s reserve position can consist of shares of a T. Rowe Price internal money fund or short-term bond fund and U.S. and non-U.S. dollar-denominated money market securities, including repurchase agreements rated in the two highest rating categories that mature in one year or less. The reserve position provides flexibility in meeting redemptions, paying expenses and managing cash flows into a fund, and can serve as a short-term defense during periods of unusual market volatility. In order to respond to adverse market, economic, political, or other conditions, the fund may assume a temporary defensive position that is inconsistent with its principal investment objective and/or strategies and may invest, without limitation, in reserves. If a fund

More About the Fund	21

has significant holdings in reserves, it could compromise the fund’s ability to meet its obligations. Non-U.S. dollar reserves are subject to currency risk.

Borrowing Money and Transferring Assets

A fund may borrow from banks, other persons, and other T. Rowe Price funds for temporary emergency purposes to facilitate redemption requests, or for other purposes consistent with fund policies as set forth in this prospectus and the Statement of Additional Information. Such borrowings may be collateralized with fund assets, subject to restrictions.

Fundamental policy Borrowings may not exceed 33 1/3% of total assets. This limitation applies at the time of purchase and continues thereafter.

Operating policy A fund will not transfer portfolio securities as collateral except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33 1/3% of total assets. A fund will not purchase additional securities when borrowings exceed 5% of total assets.

Lending of Portfolio Securities

A fund may lend its securities to broker-dealers, other institutions, or other persons to earn additional income. Risks include the potential insolvency of the broker-dealer or other borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform as well as expected.

Fundamental policy The value of loaned securities may not exceed 33 1/3% of total assets.

Portfolio Turnover

Turnover is an indication of frequency of trading. A fund will not generally trade in securities for short-term profits, but when circumstances warrant, securities may be purchased and sold without regard to the length of time held. Each time a fund purchases or sells a security, it incurs a cost. This cost is reflected in its net asset value but not in its operating expenses. The higher the turnover rate, the higher the transaction costs and the greater the impact on a fund’s total return. Higher turnover can also increase the possibility of taxable capital gain distributions.

DISCLOSURE OF FUND PORTFOLIO INFORMATION

Each T. Rowe Price fund’s portfolio holdings are disclosed on a regular basis in its semiannual and annual shareholder reports, and on Form N-Q, which is filed with the SEC within 60 days of the fund’s first and third fiscal quarter-end. The money funds also file detailed month-end portfolio holdings information with the SEC each month. Such information will be made available to the public 60 days after the end of

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the month to which the information pertains. In addition, the funds disclose their calendar quarter-end portfolio holdings on troweprice.com 15 calendar days after each quarter. Under certain conditions, up to 5% of a fund’s holdings may be included in this portfolio list without being individually identified. Generally, securities would not be individually identified if they are being actively bought or sold and it is determined that the quarter-end disclosure of the holding could be harmful to the fund. A security will not be excluded for these purposes from a fund’s quarter-end holdings disclosure for more than one year. Money funds also disclose their month-end portfolio holdings on troweprice.com five business days after each month. The quarter-end portfolio holdings will remain on the website for one year and the month-end money fund portfolio holdings will remain on the website for six months. Each fund also discloses its 10 largest holdings on troweprice.com on the seventh business day after each month-end. These holdings are listed in alphabetical order along with the aggregate percentage of the fund’s total assets that these 10 holdings represent. Each monthly top 10 list will remain on the website for six months. A description of T. Rowe Price’s policies and procedures with respect to the disclosure of portfolio information is available in the Statement of Additional Information and through troweprice.com.

RIGHTS RESERVED BY THE FUNDS

T. Rowe Price funds and their agents, in their sole discretion, reserve the following rights: (1) to add, waive or lower investment minimums; (2) to accept initial purchases by telephone; (3) to refuse any purchase or exchange order; (4) to cancel or rescind any purchase or exchange order placed through an intermediary no later than the business day after the order is received by the intermediary (including, but not limited to, orders deemed to result in excessive trading, market timing, or 5% ownership); (5) to cease offering fund shares at any time to all or certain groups of investors; (6) to freeze any account and suspend account services when notice has been received of a dispute regarding the ownership of the account, or a legal claim against an account, upon initial notification to T. Rowe Price of a shareholder’s death until T. Rowe Price receives required documentation in correct form, or if there is reason to believe a fraudulent transaction may occur; (7) to otherwise modify the conditions of purchase and modify or terminate any services at any time; (8) to waive any wire, small account, maintenance, or fiduciary fees charged to a group of shareholders; (9) to act on instructions reasonably believed to be genuine; (10) to involuntarily redeem an account at the net asset value calculated the day the account is redeemed, in cases of suspected fraudulent or illegal activity, or in the event you terminate your investment advisory agreement with T. Rowe Price, or if the fund or its agent is unable, through its procedures, to verify the identity of the person(s) or entity opening an account; and (11) for money funds, to suspend redemptions and postpone the payment of proceeds to facilitate an orderly liquidation of the fund.

A Statement of Additional Information for the T. Rowe Price family of funds, which includes additional information about the funds, has been filed with the SEC and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager’s recent investment strategies and their impact on performance during the past fiscal year, will appear in the annual and semiannual shareholder reports once they are available.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the SEC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, U.S. Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549-1520.

T. Rowe Price Associates, Inc.

100 East Pratt Street

Baltimore, MD 21202

1940 Act File No. 811-5986      11/20/15

PROSPECTUS

November 20, 2015

T. Rowe Price Small-Cap Index Fund—I Class

An index fund seeking to match the performance of small-cap U.S. stocks. The fund is not available for direct purchase by the public.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

1	Summary

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the Federal Deposit Insurance Corporation, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

Small-Cap Index Fund—I Class 1
2	Information About Accounts in T. Rowe Price Funds
Pricing Shares and Receiving Sale Proceeds 6 Useful Information on Distributions and Taxes 8 Transaction Procedures and Special Requirements 10
3	More About the Fund
Organization and Management 12 More Information About the Fund and Its Investment Risks 14 Investment Policies and Practices 17 Disclosure of Fund Portfolio Information 22 Rights Reserved by the Funds 22

SUMMARY

Investment Objective

The fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization U.S. stocks.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Fees and Expenses of the Fund’s I Class

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.14%

Distribution and service (12b-1) fees	0.00%

Other expenses	5.30%[a]

Total annual fund operating expenses	5.44%

Fee waiver/expense reimbursement	(5.25)%[b]

Total annual fund operating expenses after fee waiver/expense reimbursement	0.19%[b]

a Other expenses are estimated for the current fiscal year.

b Through April 30, 2018, T. Rowe Price Associates, Inc. has agreed to pay the operating expenses of the fund’s I Class excluding management fees; interest; expenses related to borrowings, taxes and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (“I Class Operating Expenses”), to the extent the I Class Operating Expenses exceed 0.05% of the class’ average daily net assets. Any expenses paid under this agreement are subject to reimbursement to T.  Rowe Price Associates, Inc. by the fund or class whenever the fund’s I Class Operating Expenses are below 0.05%. However, no reimbursement will be made more than three years after the payment of the I Class Operating Expenses or if such reimbursement would cause the fund’s I Class Operating Expenses to exceed 0.05%. Termination of this agreement would require approval by the fund’s Board of Directors.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, the fund’s operating expenses remain the same, and the expense limitation currently in place is not renewed. The figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years
$19	$416

Portfolio Turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover

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rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. A portfolio turnover rate is not shown since the fund had not commenced operations during its most recent fiscal year.

Investments, Risks, and Performance

Principal Investment Strategies The fund attempts to track the investment return of small-capitalization U.S. stocks by seeking to match the performance of the Russell 2000® Index (“benchmark index”). The fund seeks to employ a full replication strategy, which involves investing substantially all of its assets in all of the stocks in the benchmark index and seeking to maintain holdings of each stock in proportion to its weight in the index.

Under normal conditions, the fund invests at least 80% of its net assets (including any borrowings for investment purposes) in small-cap stocks and in stocks that are included in its benchmark index. The fund defines small-cap stocks as those whose market capitalization, at the time of purchase, falls within the range of its benchmark index. As of September 30, 2015, the market capitalization range for the benchmark index was approximately $38 million to $5.15 billion. T. Rowe Price compares the composition of the fund to that of the index. If a material misweighting develops, the portfolio manager seeks to rebalance the portfolio in an effort to realign the fund with the benchmark index.

The Russell 2000 Index, which is constructed by the Russell Investment Group, is a well-known small-cap stock index that is designed to measure the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2,000 small-cap U.S. securities based on a combination of their market capitalization and index membership, without consideration to a growth or value style. Some of the securities included in the benchmark index may be considered micro-cap securities. The benchmark index is constructed to provide an unbiased small-cap barometer and is reconstituted periodically to ensure larger stocks do not distort the performance and characteristics of the small-cap opportunity set. The benchmark index and the fund may at times have significant exposure to financial, healthcare, and information technology companies. However, the stock components of the benchmark index, and the degree to which these stocks represent specific industries or sectors, may change over time.

While most assets will be invested in common stocks, the fund may also purchase stock index futures contracts. Futures would typically be used to reduce cash balances in the fund and increase the level of fund assets exposed to common stocks represented in the fund’s benchmark index, or as an efficient means of gaining small-cap stock exposure.

While there is no guarantee, the correlation between the fund and its benchmark index is expected to be at least 0.95. A correlation of 1.00 indicates that the returns

Summary	3

of the fund and the index will always move in the same direction (but not necessarily by the same amount). A correlation of 0.00 would mean price movements in the fund are unrelated to movements in the index.

The fund may sell securities to better align its portfolio with the characteristics of its benchmark index or to satisfy redemption requests. The fund will generally seek to sell specific securities that have been removed from the benchmark index within a reasonable timeframe taking into consideration market conditions.

Principal Risks As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Risks of U.S. stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the U.S. stock market, such as when the U.S. financial markets decline, or because of factors that affect a particular company or industry.

Small-cap stock risk Investing primarily in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment. Because the fund invests primarily in securities issued by small-cap companies, and to a lesser extent, micro-cap companies, the fund is likely to be more volatile than a fund that focuses on securities issued by larger companies. Small and micro -cap companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. In addition, smaller companies are typically more sensitive to changes in overall economic conditions and their securities may be difficult to trade. Micro-cap stocks may be even more thinly traded, making it difficult for the fund to buy, sell and value their shares.

Index investing risk Because the fund is passively managed and seeks to match the performance of its benchmark index, holdings are generally not reallocated based on changes in market conditions or outlook for a specific security, industry, or market sector. As a result, the fund’s performance may lag the performance of actively managed funds.

Tracking error The returns of the fund are expected to be slightly below the returns of its benchmark index (referred to as “tracking error”) because the fund incurs fees and transaction expenses while the index has no fees or expenses. The risk of tracking error is increased to the extent the fund is unable to fully replicate its benchmark index, which could result from changes in the composition of the index or the timing of purchases and redemptions of fund shares.

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Industry risk To the extent the benchmark index and the fund have significant exposure to specific industries or sectors, the fund may be more susceptible to developments affecting those industries and sectors. For example, the fund may at times have significant investments in financial, healthcare, and information technology companies, which could result in the fund performing poorly during a downturn in one or more of the industries that heavily impact financial, healthcare, or information technology companies. The profitability of financial companies can be adversely affected by, among other things, regulatory changes, the availability of capital and cost to borrow, the rate of debt defaults, interest rates, and price competition. Companies in the healthcare sector may be affected by, among other things, regulatory changes, the expiration of a company’s patents, rising costs of medical products and services, pricing pressure, limited number of products, and changes in technologies. Information technology companies face intense competition, may have limited financial resources, personnel or product lines, their products may face obsolescence due to rapid technological developments, and the loss or impairment of their patent and intellectual property rights may adversely affect their profitability.

Futures risk The fund’s use of stock index futures exposes it to potential volatility and losses in excess of direct investments in the contract’s underlying assets. The values of the fund’s positions in index futures tend to fluctuate in response to changes in the value of the underlying index, which exposes the fund to the risk that the underlying index will not move in a direction that is favorable to the fund. While the value of a stock index futures contract tends to correlate with the value of the underlying index, differences between the futures market and the value of the underlying index may result in an imperfect correlation. Since losses could result from market movement, the fund may need to sell other portfolio securities at disadvantageous times in order to meet daily margin requirements. The futures markets may experience reduced liquidity, which could result in losses to the fund and cause the fund to be unable to settle its futures positions.

Performance Because the fund commenced operations in 2015, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information may be obtained by calling 1-800-638-8790.

Management

Investment Adviser T. Rowe Price Associates, Inc. (T. Rowe Price)

Portfolio Manager	Title	Managed Fund Since	Joined Investment Adviser
Ken D. Uematsu	Chairman of Investment Advisory Committee	2015	1997

Summary	5

Purchase and Sale of Fund Shares

The fund is not available for direct purchase by members of the public. All investments in the fund must be made by T. Rowe Price or one of its affiliated investment advisers on behalf of mutual funds, 529 plans, or other institutional client accounts for which T. Rowe Price or its affiliate has discretionary investment authority.

The fund’s I Class generally requires a $1,000,000 minimum initial investment and there is no minimum amount required for subsequent purchases. Shares of the fund may be purchased, redeemed, or exchanged on any day the New York Stock Exchange is open for business.

Tax Information

Any dividends or capital gains are declared and paid annually, usually in December. Redemptions or exchanges of fund shares and distributions by the fund, whether or not you reinvest these amounts in additional fund shares, may be taxed as ordinary income or capital gains unless you invest through a tax-deferred account (although you may be taxed upon withdrawal from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund is not publicly available or held through intermediaries. As a result, the fund and its investment adviser do not pay broker-dealers or other financial intermediaries for sales or related services of the fund’s shares.

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The following policies and procedures generally apply to Investor Class and I Class accounts in the fund. Please note that the fund is not available for direct purchase by the public and may not be held or traded through financial intermediaries.

PRICING SHARES AND RECEIVING SALE PROCEEDS

How and When Shares Are Priced

The share price, also called the “net asset value,” for each share class of a fund is calculated at the close of the New York Stock Exchange (normally 4 p.m. ET) each day that the exchange is open for business. To calculate the net asset value, the fund’s assets are valued and totaled; liabilities are subtracted; and each class’ proportionate share of the balance, called net assets, is divided by the number of shares outstanding. Market values are used to price portfolio holdings for which market quotations are readily available. Market values generally reflect the prices at which securities actually trade or represent prices that have been adjusted based on evaluations and information provided by the fund’s pricing services. If a market value for a security is not available or normal valuation procedures are deemed to be inappropriate, the fund will make a good faith effort to assign a fair value to the security by taking into account various factors and methodologies that have been approved by the fund’s Board of Directors/Trustees. This value may differ from the value the fund receives upon sale of the securities. Investments in other mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

Non-U.S. equity securities are valued on the basis of their most recent closing market prices at 4 p.m. ET, except under the circumstances described below. Most foreign markets close before 4 p.m. ET. For example, the most recent closing prices for securities traded in certain Asian markets may be as much as 15 hours old at 4 p.m. ET. If a fund determines that developments between the close of a foreign market and the close of the New York Stock Exchange will, in its judgment, materially affect the value of some or all of the fund’s securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. In deciding whether to make these adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value certain securities or a group of securities in other situations—for example, when a particular foreign market is closed but the fund is open. For a fund that has investments in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the fund does not price its

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shares, the fund’s net asset value may change on days when shareholders will not be able to purchase or redeem the fund’s shares.

The fund uses various pricing services to provide it with closing market prices and information used for adjusting those prices and to value most fixed income securities. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices. The fund also evaluates a variety of factors when assigning fair values to private placements and other restricted securities. Other mutual funds may adjust the prices of their securities by different amounts or assign different fair values than the fair value that the fund assigns to the same security.

How Your Purchase, Sale, or Exchange Price Is Determined

If your request is received by T. Rowe Price or its agent in correct form by the close of the New York Stock Exchange (normally 4 p.m. ET), your transaction will be priced at that business day’s net asset value. If your request is received by T. Rowe Price or its agent after the close of the New York Stock Exchange, your transaction will be priced at the next business day’s net asset value.

The funds generally do not accept orders that request a particular day or price for a transaction or any other special conditions. However, the funds reserve the right to accept orders that are unaccompanied by payment. Payment for these shares must be received by the time designated by the funds.

Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET. In the event of an emergency closing, a fund’s shareholders will receive the next share price calculated by the fund.

How You Can Receive the Proceeds From a Sale

If your request is received in correct form by T. Rowe Price on a business day prior to the close of the New York Stock Exchange, proceeds are typically sent by bank wire on either that same day or the next business day.

Exception Under certain circumstances, and when deemed to be in a fund’s best interest, your proceeds may not be sent for up to seven calendar days after we receive your redemption request (for example, to protect the fund’s shareholders in the event of significant redemption activity). Under certain limited circumstances, the Board of Directors/Trustees of a money fund may elect to suspend redemptions and postpone payment of redemption proceeds in order to facilitate an orderly liquidation of the money fund.

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USEFUL INFORMATION ON DISTRIBUTIONS AND TAXES

Each fund intends to qualify to be treated each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. In order to qualify, a fund must satisfy certain income, diversification, and distribution requirements. A regulated investment company is not subject to U.S. federal income tax at the portfolio level on income and gains from investments that are distributed to shareholders. However, if a fund were to fail to qualify as a regulated investment company and was ineligible to or otherwise did not cure such failure, the result would be fund-level taxation and, consequently, a reduction in income available for distribution to the fund’s shareholders.

To the extent possible, all net investment income and realized capital gains are distributed to shareholders.

Dividends and Other Distributions

Dividend and capital gain distributions are reinvested in additional fund shares unless another option is selected. Reinvesting distributions results in compounding, which allows you to receive dividends and capital gain distributions on an increasing number of shares.

Dividends for the funds, if any, are declared and paid annually, generally in December, to all shareholders who were shareholders on the dividend record date.

Capital Gain Payments

A capital gain or loss is the difference between the purchase and sale price of a security. If a fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month. If a second distribution is necessary, it is paid the following year.

Tax Information

Any necessary tax information will be provided no later than mid-February.

Tax forms are generally issued to fund shareholders when:

• Fund shares are sold, including exchanges from one fund to another.

• A fund declares dividend or capital gain distributions.

For corporate shareholders, a portion of ordinary dividends may be eligible for the 70% deduction for dividends received by corporations to the extent the fund’s income consists of dividends paid by U.S. corporations. Little, if any, of the ordinary dividends paid by funds is expected to qualify for this deduction.

Taxes on Fund Redemptions

When you sell shares in any fund, you may realize a gain or loss. An exchange from one fund to another is also a sale for tax purposes.

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Taxes on Fund Distributions

If applicable, Form 1099-DIV or other Internal Revenue Service forms, as required, indicating the tax status of any income dividends, dividends exempt from federal income taxes, and capital gain distributions will be made available no later than mid-February. This information will be reported to the Internal Revenue Service. Taxable distributions are generally taxable to you in the year in which they are paid. Your bond or money fund dividends for each calendar year will include dividends accrued up to the first business day of the next calendar year. You will be sent any additional information you need to determine your taxes on fund distributions, such as the portion of your dividends, if any, that may be exempt from state and local income taxes.

The tax treatment of a capital gain distribution is determined by how long the fund held the portfolio securities, not how long you held the shares in the fund. Short-term (one year or less) capital gain distributions are taxable at the same rate as ordinary income, and gains on securities held more than one year are taxed at the lower rates applicable to long-term capital gains. If you realized a loss on the sale or exchange of fund shares that you held six months or less, your short-term capital loss must be reclassified as a long-term capital loss to the extent of any long-term capital gain distributions received during the period you held the shares.

Taxable distributions are subject to tax whether reinvested in additional shares or received in cash.

Tax Consequences of Hedging

Entering into certain transactions involving options, futures, swaps, and forward currency exchange contracts may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in a fund being required to distribute gains on such transactions even though it did not close the contracts during the year or receive cash to pay such distributions. The fund may not be able to reduce its distributions for losses on such transactions to the extent of unrealized gains in offsetting positions.

Tax Effect of Buying Shares Before an Income Dividend or Capital Gain Distribution

If you buy shares shortly before or on the “record date”—the date that establishes you as the person to receive the upcoming distribution—you may receive a portion of the money you just invested in the form of a taxable distribution. Therefore, you may wish to find out a fund’s record date before investing. In addition, a fund’s share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the fund has a negative return.

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TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS

Following these procedures helps assure timely and accurate transactions.

Purchase Conditions

Nonpayment The funds and their agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

U.S. Dollars All purchases must be paid for in U.S. dollars; checks must be drawn on U.S. banks.

Large Sale (Redemption) Conditions Large redemptions (for example, $250,000 or more) can adversely affect a portfolio manager’s ability to implement a fund’s investment strategy by causing the premature sale of securities that would otherwise be held longer. Therefore, the fund reserves the right (without prior notice) to pay all or part of redemption proceeds with securities from the fund’s portfolio rather than in cash (“redemption in-kind”). If this occurs, the securities will be selected by the fund in its absolute discretion, and the redeeming shareholder or account will be responsible for disposing of the securities and bearing any associated costs and risks (for example, market risks until the securities are disposed of).

Excessive and Short-Term Trading Policy

Frequent purchases and redemptions of fund shares may disrupt a fund’s portfolio management strategies, increase a fund’s trading costs, and negatively affect the fund’s performance. The Boards of Directors/Trustees of the T. Rowe Price funds have adopted policies that are designed to deter excessive transactions and short-term trading activity that can be harmful to the funds and their shareholders.

Shares of T. Rowe Price funds that are purchased by another T. Rowe Price fund, or purchased by discretionary accounts managed by T. Rowe Price or one of its affiliates, are not subject to the T. Rowe Price funds’ excessive trading policies and trading limits. Therefore, because the fund may be purchased only by other T. Rowe Price funds or on behalf of T. Rowe Price client accounts, the fund is exempt from the T. Rowe Price funds’ excessive and short-term trading policy.

Signature Guarantees

A Medallion signature guarantee is designed to protect you and the T. Rowe Price funds from fraud by verifying your signature.

You may need to have your signature guaranteed in certain situations, such as:

• Written requests: (1) to redeem over $100,000 for Investor Class shares or $5 million for I Class shares or (2) in the case of Investor Class shares, to wire redemption proceeds when prior bank account authorization is not on file.

• Remitting redemption proceeds to any person, address, or bank account not on file.

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• Transferring redemption proceeds to a T. Rowe Price fund account with a different registration (name or ownership) from yours.

• Establishing certain services after the account is opened.

The signature guarantee must be obtained from a financial institution that is a participant in a Medallion signature guarantee program. You can obtain a Medallion signature guarantee from most banks, savings institutions, broker-dealers, and other guarantors acceptable to T. Rowe Price. When obtaining a Medallion signature guarantee, please discuss with the guarantor the dollar amount of your proposed transaction. It is important that the level of coverage provided by the guarantor’s stamp covers the dollar amount of the transaction or it may be rejected. We cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

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ORGANIZATION AND MANAGEMENT

How is the fund organized?

T. Rowe Price Index Trust, Inc. (the “Corporation”) was incorporated in Maryland in 1989. Currently, the Corporation consists of five series. Each series is an “open-end management investment company,” or mutual fund. Mutual funds pool money received from shareholders and invest it to try to achieve specified objectives. In 2015, the fund issued a separate class of shares known as the I Class.

Shareholders have benefitted from T. Rowe Price’s investment management experience since 1937.

What is meant by “shares”?

As with all mutual funds, investors purchase shares when they put money in a fund. These shares are part of a fund’s authorized capital stock, but share certificates are not issued.

Each share and fractional share entitles the shareholder to:

• Receive a proportional interest in income and capital gain distributions. For funds with multiple share classes, the income dividends for each share class will generally differ from those of other share classes to the extent that the expense ratios of the classes differ.

• Cast one vote per share on certain fund matters, including the election of fund directors/trustees, changes in fundamental policies, or approval of material changes to the fund’s management contract. Shareholders of each class have exclusive voting rights on matters affecting only that class.

Do T. Rowe Price funds have annual shareholder meetings?

The funds are not required to hold regularly scheduled shareholder meetings. To avoid unnecessary costs to fund shareholders, shareholder meetings are only held when certain matters, such as changes in fundamental policies or elections of directors/trustees, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting for the purpose of voting on the removal of any fund director or trustee. If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the fund will send or make available to you proxy materials that explain the matters to be decided and include instructions on voting by mail, telephone, or the Internet.

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Who runs the fund?

General Oversight

The fund is governed by a Board of Directors (the “Board”) that meets regularly to review fund investments, performance, expenses, and other business affairs. The Board elects the fund’s officers. At least 75% of Board members are independent of T. Rowe Price and its affiliates (the “Firm”).

All decisions regarding the purchase and sale of fund investments are made by T. Rowe Price—specifically by the fund’s portfolio manager.

Investment Adviser

T. Rowe Price is the fund’s investment adviser and oversees the selection of the fund’s investments and management of the fund’s portfolio. T. Rowe Price is a SEC-registered investment adviser that provides investment management services to individual and institutional investors, and sponsors and serves as adviser and sub-adviser to registered investment companies, institutional separate accounts, and common trust funds. The address for T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of September 30, 2015, the Firm had approximately $725 billion in assets under management and provided investment management services for more than 9 million individual and institutional investor accounts.

Portfolio Management

T. Rowe Price has established an Investment Advisory Committee with respect to the fund. The committee chairman has day-to-day responsibility for managing the fund’s portfolio and works with the committee in developing and executing the fund’s investment program. The members of the committee are as follows: Ken D. Uematsu, chairman, E. Frederick Bair, Neil Smith, Craig A. Thiese, and Michael T. Wehn. The following information provides the year that the chairman first joined the Firm and the chairman’s specific business experience during the past five years (although the chairman may have had portfolio management responsibilities for a longer period). Mr. Uematsu has been chairman of the committee since the fund’s inception in 2015. He joined the Firm in 1997 and his investment experience dates from that time. He has served as a portfolio manager with the Firm throughout the past five years. The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of fund shares.

The Management Fee

The fund pays T. Rowe Price an annual investment management fee of 0.14% based on the fund’s average daily net assets. The fund calculates and accrues the fee daily.

A discussion about the factors considered by the Board and its conclusions in approving the fund’s investment management contract with T. Rowe Price will appear in the fund’s semiannual report to shareholders for the period ending June 30, 2016.

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Fund Operations and Shareholder Services

T. Rowe Price and The Bank of New York Mellon, subject to the oversight of T. Rowe Price, each provide certain accounting services to the T. Rowe Price funds. T. Rowe Price Services, Inc. acts as the transfer and dividend disbursing agent and provides shareholder and administrative services to the funds. These companies receive compensation from the funds for their services.

MORE INFORMATION ABOUT THE FUND AND ITS INVESTMENT RISKS

Index investing provides investors with a convenient and relatively low-cost way to approximate the performance of a particular market. Because index funds generally are passively managed, their expenses tend to be lower than the average actively managed fund. In addition, lower turnover should result in smaller capital gain distributions, which can help to increase a fund’s after-tax returns.

Index funds are managed to track the return of a particular benchmark. Since fewer resources are devoted to researching stocks or bonds, and portfolio turnover (the buying and selling of securities) tends to be low, an index fund typically incurs lower costs than the average stock or bond fund. The typical stock or bond fund is actively managed, meaning the portfolio manager makes purchase and sell decisions based on a particular security’s prospects in pursuit of the fund’s investment objective. In addition, index funds are almost entirely invested in stocks or bonds while actively managed funds often hold cash for strategic and defensive purposes.

Since the fund is passively managed and seeks to remain fully invested at all times, assets will not be shifted from one stock or group of stocks to another based on their prospects, or from stocks into bonds or cash equivalents in an attempt to cushion the impact of a market decline. Therefore, actively managed funds may outperform this fund.

The fund is designed to track a specific segment of the U.S. stock market—whether it is rising or falling. Markets as a whole can decline for many reasons, including adverse political, social or economic developments in the U.S. or abroad, changes in investor psychology, or heavy institutional selling.

The fund attempts to track the small-cap U.S. stock market by investing substantially all of its assets in proportion to the stocks represented in the Russell 2000 Index. The fund may invest in micro-cap companies to the extent they are included in the benchmark index.

Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group. The fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group (“Russell”). Russell is not responsible

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for and has not reviewed the fund’s prospectus nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way changes the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

While most of the fund’s assets will be invested in common stocks represented in the fund’s index, the fund may also purchase stock index futures contracts. Investments in futures typically serve as a tool to manage cash flows into and out of the fund and maintain liquidity while being invested in the market, and may be used as an efficient means of gaining exposure to all or part of the fund’s index.

As with any mutual fund, there is no guarantee the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money when you sell your shares of the fund. Some particular risks affecting the fund include the following:

As with all equity funds, this fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political, social, or economic developments in the U.S. or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. Also, the fund’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

The fund may concentrate in a particular industry to the extent that the benchmark index concentrates in that industry. As a result, the fund may be less diversified than stock funds investing in a broader range of industries and could experience significant volatility. The benchmark index and the fund may at times have significant exposure to financial, healthcare, and information technology companies. However, the stock components of the benchmark index, and the degree to which these stocks represent specific industries or sectors, may change over time.

Investing in small companies involves greater risk than investing in larger companies. Stocks of small companies are subject to more abrupt or erratic price movements than larger-company stocks. Small companies often have narrower product lines, more limited financial resources and trading markets, and that managements may lack depth and experience. Such companies seldom pay significant dividends that could help to cushion returns in a falling market.

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The stocks of small companies can be illiquid. In such cases, the fund may have difficulty selling holdings or may only be able to sell the holdings at prices substantially less than what the fund believes they are worth.

The fund is susceptible to some degree of tracking error, meaning the fund’s returns are likely to be slightly below those of its index because the fund incurs fees and transaction expenses, while the index has no fees or expenses. The timing of cash flows and a fund’s size can also influence returns. For example, a fund’s failure to reach a certain asset size may limit its ability to purchase all the stocks in the index and achieve full replication. Or, a large cash flow into or out of a fund may cause its return to deviate from the index.

Risks related to the fund’s use of futures contracts include possible illiquidity of the futures markets, contract prices that can be volatile and imperfectly correlated to movements in underlying security values, and potential losses in excess of the fund’s initial investment.

The risk of loss in trading futures contracts can be substantial because of the low margin deposits required and the potential volatility of the futures markets. A relatively small price movement in an open futures position could result in immediate and substantial loss (or gain) for the fund. In the event of adverse price movements, the fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the fund has insufficient cash reserves, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. Futures contracts may be closed out only on an exchange that provides a secondary market for such products and many futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. As a result, there can be no assurance that a liquid secondary market will exist for any particular futures product at any specific time and the fund could suffer losses if it is unable to close out a futures position.

Additional strategies and risks From time to time, other strategies may be employed that are not considered part of the fund’s principal investment strategies. The fund may occasionally purchase exchange-traded funds for various reasons such as to help realign the fund’s portfolio in proportion to its benchmark index or minimize any deviations in performance from its benchmark index, gain broad market or sector exposure while awaiting the purchase of underlying securities, or to limit the fund’s cash reserves. To the extent the fund invests in exchange-traded funds, the fund will bear its proportionate share of each exchange-traded fund’s fees and expenses. An investment in an exchange-traded fund involves substantially the same risks as investing directly in the exchange-traded fund’s underlying assets, although an exchange-traded fund may have greater price volatility than its underlying assets and its shares may be less liquid.

The fund may, to a limited extent, invest in other derivatives, such as options, that are consistent with its investment program. The use of derivatives exposes the fund to

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additional risks that are different from, and potentially greater than, investments in more traditional securities. Derivatives may not move in the direction anticipated by the portfolio manager and the fund could be exposed to significant losses if a counterparty fails to meet its obligations under the contract, although counterparty risk related to exchange-traded derivatives, such as options and futures contracts, is minimal because the exchange’s clearinghouse provides protection against defaults.

Recent regulations have changed the requirements related to the use of certain derivatives. Some of these new regulations have limited the availability of certain derivatives and made their use by funds more costly. It is expected that additional changes to the regulatory framework will occur, but the extent and impact of additional new regulations are not certain at this time.

The Statement of Additional Information contains more detailed information about the fund and its investments, operations, and expenses.

INVESTMENT POLICIES AND PRACTICES

This section takes a detailed look at some of the types of fund securities and the various kinds of investment practices that may be used in day-to-day portfolio management. Fund investments are subject to further restrictions and risks described in the Statement of Additional Information.

Shareholder approval is required to substantively change fund investment objectives. Shareholder approval is also required to change certain investment restrictions noted in the following section as “fundamental policies.” Portfolio managers also follow certain “operating policies” that can be changed without shareholder approval. Shareholders will receive at least 60 days’ prior notice of a change in the fund’s policy requiring it to normally invest at least 80% of its net assets in small-cap stocks and stocks that are included in the fund’s benchmark index.

Fund holdings in certain kinds of investments cannot exceed maximum percentages as set forth in this prospectus and the Statement of Additional Information. For instance, there are limitations regarding fund investments in certain types of derivatives. While these restrictions provide a useful level of detail about fund investments, investors should not view them as an accurate gauge of the potential risk of such investments. For example, in a given period, a 5% investment in derivatives could have a significantly greater impact on a fund’s share price than its weighting in the portfolio. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all other fund investments.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time a fund purchases

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a security. The status, market value, maturity, credit quality, or other characteristics of a fund’s securities may change after they are purchased, and this may cause the amount of a fund’s assets invested in such securities to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction and will not require the sale of an investment if it was proper at the time the investment was made (this exception does not apply to a fund’s borrowing policy or liquidity policy). However, purchases by a fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

Changes in fund holdings, fund performance, and the contribution of various investments to fund performance are discussed in the shareholder reports.

Types of Portfolio Securities

In seeking to meet its investment objective, fund investments may be made in any type of security or instrument (including certain potentially high-risk derivatives described in this section) whose investment characteristics are consistent with its investment program. The following pages describe various types of fund holdings and investment management practices.

The fund must normally invest at least 80% of its net assets in stocks that are included in its benchmark index.

Diversification As a fundamental policy, the fund will not purchase a security if, as a result, with respect to 75% of its total assets, more than 5% of the fund’s total assets would be invested in securities of a single issuer or more than 10% of the outstanding voting securities of the issuer would be held by the fund.

Industry Concentration As a fundamental policy, the fund will not invest more than 25% of total assets (concentrate) in any single industry except to the extent the fund’s benchmark index concentrates in that industry.

Fund investments are primarily in common stocks and, to a lesser degree, other types of securities as described as follows:

Common and Preferred Stocks

Stocks represent shares of ownership in a company. Generally, preferred stocks have a specified dividend rate and rank after bonds and before common stocks in their claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company’s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. Unlike common stock, preferred stock does not ordinarily carry voting rights. While most preferred stocks pay a dividend, a fund may decide to purchase preferred stock

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where the issuer has suspended, or is in danger of suspending, payment of its dividend.

Futures and Options

Futures, a type of potentially high-risk derivative, are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Options, another type of potentially high-risk derivative, give the investor the right (when the investor purchases the option), or the obligation (when the investor “writes” or sells the option), to buy or sell an asset at a predetermined price in the future. Futures and options contracts may be bought or sold for any number of reasons, including to manage exposure to changes in securities prices, foreign currencies, and credit quality; as an efficient means of increasing or decreasing a fund’s exposure to a specific part or broad segment of the U.S. market or a foreign market; in an effort to enhance income; to improve risk-adjusted returns; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, futures, and financial indexes.

Futures and options contracts may not always be successful hedges; their prices can be highly volatile; using them could lower a fund’s total return; the potential loss from the use of futures can exceed a fund’s initial investment in such contracts; and the losses from certain options written by a fund could be unlimited.

Operating policies Initial margin deposits on futures and premiums on options used for non-hedging purposes will not exceed 5% of a fund’s net asset value. No more than 5% of total assets will be committed to premiums when purchasing call or put options. Investments in futures and options will not exceed 20% of the fund’s total assets.

Hybrid Instruments

Hybrid instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, security, or securities index. Such instruments may or may not bear interest or pay dividends. Under certain conditions, the redemption value of a hybrid could be zero.

Hybrids can have volatile prices and limited liquidity, and their use may not be successful.

Operating policy Fund investments in hybrid instruments are limited to 10% of total assets.

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Investments in Other Investment Companies

A fund may invest in other investment companies, including open-end funds, closed-end funds, and exchange-traded funds.

A fund may purchase the securities of another investment company to temporarily gain exposure to a portion of the market while awaiting purchase of securities or as an efficient means of gaining exposure to a particular asset class. The fund might also purchase shares of another investment company to gain exposure to the securities in the investment company’s portfolio at times when the fund may not be able to buy those securities directly. Any investment in another investment company would be consistent with the fund’s objective and investment program.

The risks of owning another investment company are generally similar to the risks of investing directly in the securities in which that investment company invests. However, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the fund’s performance. In addition, because closed-end funds and exchange-traded funds trade on a secondary market, their shares may trade at a premium or discount to the actual net asset value of their portfolio securities and their shares may have greater volatility if an active trading market does not exist.

As a shareholder of another investment company, the fund must pay its pro-rata share of that investment company’s fees and expenses. The fund’s investments in non-T. Rowe Price investment companies are subject to the limits that apply to investments in other funds under the Investment Company Act of 1940 or under any applicable exemptive order.

Illiquid Securities

Some fund holdings may be considered illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold in the ordinary course of business within seven days at approximately the prices at which they are valued. The determination of liquidity involves a variety of factors. Illiquid securities may include private placements that are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered with the SEC. Although certain of these securities may be readily sold (for example, pursuant to Rule 144A under the Securities Act of 1933) and therefore deemed liquid, others may have resale restrictions and be considered illiquid. The sale of illiquid securities may involve substantial delays and additional costs, and a fund may only be able to sell such securities at prices substantially lower than what it believes they are worth.

Operating policy Fund investments in illiquid securities are limited to 15% of net assets. The 15% limit on illiquid securities applies at the time of purchase and continues thereafter.

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Types of Investment Management Practices

Reserve Position

The fund may hold a certain portion of its assets in cash or cash equivalents. The fund’s reserve position can consist of shares of a T. Rowe Price internal money fund or short-term bond fund and U.S. and non-U.S. dollar-denominated money market securities, including repurchase agreements rated in the two highest rating categories that mature in one year or less. The reserve position provides flexibility in meeting redemptions, paying expenses and managing cash flows into a fund, and can serve as a short-term defense during periods of unusual market volatility. In order to respond to adverse market, economic, political, or other conditions, the fund may assume a temporary defensive position that is inconsistent with its principal investment objective and/or strategies and may invest, without limitation, in reserves. If a fund has significant holdings in reserves, it could compromise the fund’s ability to meet its obligations. Non-U.S. dollar reserves are subject to currency risk.

Borrowing Money and Transferring Assets

A fund may borrow from banks, other persons, and other T. Rowe Price funds for temporary emergency purposes to facilitate redemption requests, or for other purposes consistent with fund policies as set forth in this prospectus and the Statement of Additional Information. Such borrowings may be collateralized with fund assets, subject to restrictions.

Fundamental policy Borrowings may not exceed 33 1/3% of total assets. This limitation applies at the time of purchase and continues thereafter.

Operating policy A fund will not transfer portfolio securities as collateral except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33 1/3% of total assets. A fund will not purchase additional securities when borrowings exceed 5% of total assets.

Lending of Portfolio Securities

A fund may lend its securities to broker-dealers, other institutions, or other persons to earn additional income. Risks include the potential insolvency of the broker-dealer or other borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform as well as expected.

Fundamental policy The value of loaned securities may not exceed 33 1/3% of total assets.

Portfolio Turnover

Turnover is an indication of frequency of trading. A fund will not generally trade in securities for short-term profits, but when circumstances warrant, securities may be purchased and sold without regard to the length of time held. Each time a fund purchases or sells a security, it incurs a cost. This cost is reflected in its net asset

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value but not in its operating expenses. The higher the turnover rate, the higher the transaction costs and the greater the impact on a fund’s total return. Higher turnover can also increase the possibility of taxable capital gain distributions.

DISCLOSURE OF FUND PORTFOLIO INFORMATION

Each T. Rowe Price fund’s portfolio holdings are disclosed on a regular basis in its semiannual and annual shareholder reports, and on Form N-Q, which is filed with the SEC within 60 days of the fund’s first and third fiscal quarter-end. The money funds also file detailed month-end portfolio holdings information with the SEC each month. Such information will be made available to the public 60 days after the end of the month to which the information pertains. In addition, the funds disclose their calendar quarter-end portfolio holdings on troweprice.com 15 calendar days after each quarter. Under certain conditions, up to 5% of a fund’s holdings may be included in this portfolio list without being individually identified. Generally, securities would not be individually identified if they are being actively bought or sold and it is determined that the quarter-end disclosure of the holding could be harmful to the fund. A security will not be excluded for these purposes from a fund’s quarter-end holdings disclosure for more than one year. Money funds also disclose their month-end portfolio holdings on troweprice.com five business days after each month. The quarter-end portfolio holdings will remain on the website for one year and the month-end money fund portfolio holdings will remain on the website for six months. Each fund also discloses its 10 largest holdings on troweprice.com on the seventh business day after each month-end. These holdings are listed in alphabetical order along with the aggregate percentage of the fund’s total assets that these 10 holdings represent. Each monthly top 10 list will remain on the website for six months. A description of T. Rowe Price’s policies and procedures with respect to the disclosure of portfolio information is available in the Statement of Additional Information and through troweprice.com.

RIGHTS RESERVED BY THE FUNDS

T. Rowe Price funds and their agents, in their sole discretion, reserve the following rights: (1) to add, waive or lower investment minimums; (2) to accept initial purchases by telephone; (3) to refuse any purchase or exchange order; (4) to cancel or rescind any purchase or exchange order placed through an intermediary no later than the business day after the order is received by the intermediary (including, but not limited to, orders deemed to result in excessive trading, market timing, or 5% ownership); (5) to cease offering fund shares at any time to all or certain groups of investors; (6) to freeze any account and suspend account services when notice has

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been received of a dispute regarding the ownership of the account, or a legal claim against an account, upon initial notification to T. Rowe Price of a shareholder’s death until T. Rowe Price receives required documentation in correct form, or if there is reason to believe a fraudulent transaction may occur; (7) to otherwise modify the conditions of purchase and modify or terminate any services at any time; (8) to waive any wire, small account, maintenance, or fiduciary fees charged to a group of shareholders; (9) to act on instructions reasonably believed to be genuine; (10) to involuntarily redeem an account at the net asset value calculated the day the account is redeemed, in cases of suspected fraudulent or illegal activity, or in the event you terminate your investment advisory agreement with T. Rowe Price, or if the fund or its agent is unable, through its procedures, to verify the identity of the person(s) or entity opening an account; and (11) for money funds, to suspend redemptions and postpone the payment of proceeds to facilitate an orderly liquidation of the fund.

A Statement of Additional Information for the T. Rowe Price family of funds, which includes additional information about the funds, has been filed with the SEC and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager’s recent investment strategies and their impact on performance during the past fiscal year, will appear in the annual and semiannual shareholder reports once they are available.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the SEC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, U.S. Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549-1520.

T. Rowe Price Associates, Inc.

100 East Pratt Street

Baltimore, MD 21202

1940 Act File No. 811-5986      11/20/15